WILMINGTON PREMIER MONEY MARKET PORTFOLIO

of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

•	is not a bank deposit

•	is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	is not federally insured

•	is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	is not guaranteed to achieve its goal(s)

•	may not be able to maintain a stable $1 share price

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Details about the service providers.

MANAGEMENT OF THE PORTFOLIO
Investment Adviser	10
Service Providers	11

Policies and instructions for opening, maintaining and closing an account in the Portfolio.

SHAREHOLDER INFORMATION
Pricing of Shares	12
Purchase of Shares	12
Redemption of Shares	13
Exchange of Shares	14
Distributions	15
Taxes	15

Details on the Portfolio’s shareholder service fees, master/feeder arrangement and share classes.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Shareholder Service Fees	16
Master/Feeder Structure	16
Share Classes	16
GLOSSARY	17
FOR MORE INFORMATION	BACK COVER

For information about key terms and concepts, please refer to the “Glossary.”

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WILMINGTON PREMIER MONEY MARKET PORTFOLIO

Service Shares

PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective	•	The Wilmington Premier Money Market Portfolio seeks high current income, while preserving capital and liquidity.

Investment Focus	•	Money market instruments.

Share Price Volatility	•	The Portfolio will strive to maintain a stable $1.00 share price.

Principal Investment Strategy	•	The Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Portfolio invests all of its assets in Premier Money Market Series, a separate Series of WT Investment Trust I. The Portfolio and this Series have the same investment objective, policies and limitations.

	•	The Wilmington Premier Money Market Portfolio invests in the Premier Money Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.

	•	In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

	•	The Wilmington Premier Money Market Portfolio, through its corresponding Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.

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Principal Risks	The Portfolio is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

	•	The obligations in which the Portfolio invests through its corresponding Series are subject to credit risk and interest rate risk. Typically, when interest rates rise, the market prices of debt securities go down.

	•	The performance of the Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Conservative

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PERFORMANCE INFORMATION

Wilmington Premier Money Market Portfolio

     As of the date of this prospectus, the Service Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Service Shares do not have the same expenses. Specifically, Service Shares are subject to a 0.25% shareholder service fee. Had such fees been deducted, the returns would be less. Total returns would have been lower had certain expenses not been waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

Annual Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 0.76%

Best Quarter	Worst Quarter
1.65%	0.23%
(September 30, 2000)	(December 31, 2003)

			Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	(December 6, 1994)
Premier Money Market Portfolio – Institutional Shares	1.03%	3.68%	4.54%

You may call (800) 336-9970 to obtain the Portfolio’s current 7-day yield.

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FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)1:

Premier Money Market Portfolio
Service Shares
Management Fees	0.20%
Shareholder Service Fees	0.25%
Other Expenses[2]	0.09%
Total Annual Operating Expenses[3]	0.54%
Waivers/reimbursements[3]	(0.09)%
Net expenses[3]	0.45%

[1]	This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.45%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

•	you reinvested all dividends;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Premier Money Market Portfolio	$46	$164	$293	$668

     The above example is for comparison purposes only and is not a representation of the Portfolio’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Wilmington Premier Money Market Portfolio seeks a high level of current income consistent with the preservation of capital and liquidity.

     The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

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PRIMARY INVESTMENT STRATEGIES

     The Wilmington Premier Money Market Portfolio invests its assets in the Premier Money Market Series, which in turn invests in:

•	U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

•	commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations (“NRSRO”);

•	corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

•	U.S. Government obligations;

•	high quality municipal securities; and

•	repurchase agreements that are fully collateralized by U.S. Government obligations.

     U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

     High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody’s and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

     The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

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ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series’ holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio’s interest and, therefore, could have effective voting control over the operation of the Series.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

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MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio has oversight responsibility of the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

     For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.10% of the Series’ average daily net assets.

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SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

Rodney Square Management Corp. 1100 North Market Street Wilmington, DE 19890		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Premier Money Market Portfolio

Fund		Asset
Operations		Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Portfolio and calculates the Portfolio’s NAV and distributions.		Holds the Portfolio’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the Portfolio’s NAV per share.

Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Portfolio’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the “Exchange”) and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio’s distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Wire: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two business days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

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     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next business day if received after 2:00 p.m. Eastern time, or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Wilmington Premier Money Market Portfolio	Wilmington Premier Money Market Portfolio
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation

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will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Portfolio for Service Shares of the following funds (“Wilmington Portfolios”):

Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

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DISTRIBUTIONS

     Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

     All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio’s distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

     State and Local Income Taxes: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION AND SERVICE ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Portfolio’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

     The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.25% of the Portfolio’s average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund’s expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

SHARE CLASSES

     The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors.

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GLOSSARY

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets - Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

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FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio’s most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal descriptions of the Portfolio’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

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WILMINGTON LARGE CAP CORE PORTFOLIO

WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For information about key terms and concepts, please refer to the “Glossary.”

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WILMINGTON LARGE CAP CORE PORTFOLIO

WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO
Institutional Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation.

Investment Focus	•	Equity (or equity related) securities

Share Price Volatility	•	High

Primary Investment Strategy	•	The Wilmington Large Cap Core Portfolio and the Wilmington Large Cap Value Portfolio each operate as a “feeder fund” which means that a Portfolio does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund which is a separate series (the “Series”) of WT Investment Trust I (the “Trust”). Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington Large Cap Core Portfolio invests in the Large Cap Core Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations with market capitalizations of at least $2 billion. The Series’ investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.
	•	The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index and are publicly traded on a U.S. securities market.

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	•	The Wilmington Small Cap Core Portfolio (“Small Cap Core Portfolio”) does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (together, the “Small Cap Series”) in accordance with weightings determined by its investment adviser. The investment adviser reserves the right to adjust the percentages invested in the Small Cap Series and to substitute, add or subtract Series in which the Small Cap Core Portfolio invests. Each of the Small Cap Series invests directly in equity securities of small cap companies in accordance with its investment policies and strategies. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets.

Principal Risks	The Portfolios are subject to the risks summarized below and further described under the heading “Additional Risk Information.”
	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series holds will increase in value.
	•	A Portfolio’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

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	•	The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Small Cap Series or other Series. A principal risk of investing in the Small Cap Core Portfolio is that the investment adviser’s allocation techniques with respect to the Small Cap Series or other Series or decisions and/or selection of other affiliated mutual funds in which to invest will not produce the desired results, and therefore the Small Cap Core Portfolio may not achieve its investment objective. Further, since the Small Cap Core Portfolio’s allocation between the Small Cap Series or among such other affiliated mutual funds in which it invests will vary, your investment may be subject to all of the risks of the Small Cap Series or other mutual affiliated funds in which the Small Cap Core Portfolio invests at any time.
	•	The value of your investment in each Portfolio is directly related to the investment performance of the Series or other mutual funds in which it invests. Therefore, the principal risks of investing in each Portfolio are closely related to the principal risks associated with the investments of the Series or other mutual funds in which a Portfolio invests. Among the principal risks of the Series, which could adversely affect the net asset value and total return of a Portfolio, are:
	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.
	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
	•	Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.
	•	The performance of a Series’ will depend on whether the investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

Wilmington Large Cap Core Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (2.52)%

Best Quarter	Worst Quarter

21.62%	-17.98%
(December 31, 1998)	(September 30, 2002)

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Institutional Shares
Average Annual Total Returns as of			Since Inception
December 31, 2003	1 Year	5 Years	(January 5, 1995)

Large Cap Core Portfolio Return Before Taxes	25.85%	(4.12)%	7.63%
Return After Taxes on Distributions[1]	25.38%	(4.64)%	6.28%
Return After Taxes on Distributions and Sale of Shares[1]	16.79%	(3.64)%	6.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	28.68%	(0.57)%	12.00%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

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Wilmington Large Cap Value Portfolio

      The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 5.19%

Best Quarter	Worst Quarter

17.84%	-19.02%
(June 30, 2003)	(September 30, 2002)

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Institutional Shares
Average Annual Total Returns as of			Since
December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]

Large Cap Value Portfolio Return Before Taxes	25.79%	1.05%	0.06%	7.47%[2]
Return After Taxes on Distributions[3]	25.38%	0.53%	(0.54)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	16.76%	0.62%	(0.28)%	N/A
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[4]	30.03%	3.56%	3.81%	2.46%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

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Wilmington Small Cap Core Portfolio

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and by showing how the Portfolio’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio’s investment in the Small Cap Core Series, its former master series. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (0.10)%

Best Quarter	Worst Quarter

22.89%	-22.01%
(March 31, 2000)	(September 30, 2001)

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Institutional Shares
Average Annual Total Returns as of			Since	Since Inception
December 31, 2003	1 Year	5 Years	June 29, 1998	April 1, 1997[1]

Small Cap Core Portfolio Return Before Taxes	32.59%	4.41%	2.83%	7.64%[2]
Return After Taxes on Distributions[3]	32.59%	3.84%	2.30%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	21.19%	3.61%	2.25%	N/A
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [4]	47.25%	7.13%	5.04%	8.87%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

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FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1

	Large Cap Core		Large Cap Value	Small Cap Core
	Portfolio		Portfolio	Portfolio

Management fees	0.70%		0.55%	None	[3]
Distribution (12b-1) fees	None		None	None
Other expenses	0.43%		0.48%	0.27%	[4]
Small Cap Series expenses[5]	N/A		N/A	1.11%

Total Annual Operating Expenses	1.13%	[2]	1.03%	1.38%
Waivers/reimbursements[6]	(0.33)%	[2]	(0.03)%	(0.02)%

Net expenses[6]	0.80%	[2]	1.00%	1.36%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the Small Cap Core Portfolio, reflect the aggregate annual operating expenses of the Small Cap Core Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.
[2]	For Institutional Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.80%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.
[3]	The investment adviser to the Small Cap Core Portfolio is Rodney Square Management Corporation (“RSMC”) and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC (“Roxbury”) and Cramer Rosenthal McGlynn, LLC (“CRM”), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.
[4]	“Other expenses” have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the Small Cap Core Portfolio’s assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.
[5]	The Small Cap Core Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the Small Cap Core Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

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			Total Annual
	Management Fees	Other Expenses	Operating Expenses

Small Cap Growth Series	1.00%	0.33%	1.33%
Small Cap Value Series	0.75%	0.13%	0.88%

[6]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September, 2007. As a percentage of average net assets, these fees equaled 0.02%, 0.03%, and 0.02% for the Large Cap Core Portfolio, the Large Cap Value Portfolio, and the Small Cap Core Portfolio, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

      This Example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Large Cap Core Portfolio	$82	$322	$586	$1,341
Large Cap Value Portfolio	$102	$318	$559	$1,251
Small Cap Core Portfolio	$138	$431	$749	$1,652

      The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Institutional Shares, either past or future.

INVESTMENT OBJECTIVES

      The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

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PRIMARY INVESTMENT STRATEGIES

      The Wilmington Large Cap Core Portfolio invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

      For cash management purposes, the Large Cap Core Series may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

      The Series’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer’s background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series’ holdings among various market sectors based on economic analysis of the overall business cycle.

      As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

•	options on indices of the common stock of large cap companies

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•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

•	and options upon such futures contracts

      The Series’ investment adviser, Cramer Rosenthal McGlynn LLC (“CRM”), seeks securities it believes are undervalued in the marketplace relative to the issuer’s underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $525 million to $354.4 billion.

      Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series’ principal investment strategies.

      The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

      Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

      CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

      CRM’s investment process starts by identifying early changes in a company’s operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

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•	The extent of management’s ownership interest in a company

•	A company’s market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

      CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

      The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM’s portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

      By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

      An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

      The Wilmington Small Cap Core Portfolio invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the “Small Cap Series”) of the WT Investment Trust I (the “Trust”) in accordance with weightings determined by its investment adviser, RSMC. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the Small Cap Core Portfolio’s current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, Series of the Trust in which the Small Cap Core Portfolio invests.

      RSMC does not allocate the Small Cap Core Portfolio’s assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”); current and projected trends in inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various

16

industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

      RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC’s analyses of the foregoing data are not expected to be large or frequent. RSMC’s ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series’ investment advisers.

      Principal Investment Strategies of the Small Cap Series. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the Small Cap Core Portfolio currently invests its assets.

      Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

      As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

      The Series may also invest in certain option and financial futures contracts (“derivatives”) and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC (“Roxbury”), the Small Cap Growth Series’ investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a

17

variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

      At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

      The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 200%.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the Small Cap Core Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

•	securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

•	warrants

      The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $88 million to $2.1 billion.

      CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

      The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends

18

paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series’ performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 100%.

      The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Underlying Series Risks: Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series’ objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio’s net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

With respect to the Small Cap Core Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio’s assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of

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these risks and the securities and investment techniques used by the Series, please refer to our SAI.

•	Master/ Feeder Risk: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Allocation Risk: The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio’s assets. RSMC attempts to identify asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC’s allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

•	Derivatives Risk: Some of a Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth- oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence.

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Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

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FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with each Portfolio’s financial statements, is included in the Institutional Shares’ Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,

Large Cap Core Portfolio—	2004	2003	2002	2001	2000
Institutional Shares
Net Asset Value— Beginning of Year	$13.14	$13.68	$18.17	$24.03	$22.50

Investment Operations:

Net investment income	0.10	0.15	0.11	0.08	0.10

Net realized and unrealized gain (loss) on investments	1.78	(0.55)	(4.15)	(5.15)	1.83

Total from investment operations	1.88	(0.40)	(4.04)	(5.07)	1.93

Distributions:

From net investment income	(0.15)	(0.11)	(0.08)	(0.04)	(0.12)

From net realized gain	—	(0.03)	(0.37)	(0.75)	(0.28)

Total distributions	(0.15)	(0.14)	(0.45)	(0.79)	(0.40)

Net Asset Value— End of Year	$14.87	$13.14	$13.68	$18.17	$24.03

Total Return	14.38%	(2.86)%	(22.66)%	(21.50)%	8.57%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	0.80%	0.80%	0.80%	0.80%	0.80%

Excluding expense limitations	1.13%	1.05%	1.00%	0.98%	0.94%

Net investment income	0.73%	1.04%	0.64%	0.39%	0.40%

Portfolio turnover rate	27%	50%	68%	72%	12%

Net assets at end of year (000 omitted)	$58,794	$61,380	$80,831	$108,061	$127,812

[1]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Core Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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	For the Fiscal Years Ended June 30,

Large Cap Value Portfolio—	2004	2003	2002	2001	20002†
Institutional Shares
Net Asset Value— Beginning of Year	$8.19	$8.20	$11.13	$10.25	$9.82

Investment Operations:

Net investment income	0.08	0.06	0.07	0.09	0.13

Net realized and unrealized gain (loss) on investments	1.26	0.01	(2.68)	0.86	0.50

Total from investment operations	1.34	0.07	(2.61)	0.95	0.63

Distributions:

From net investment income	(0.08)	(0.07)	(0.09)	(0.07)	(0.20)

From net realized gain	—	(0.01)	(0.23)	—	—

Total distributions	(0.08)	(0.08)	(0.32)	(0.07)	(0.20)

Net Asset Value— End of Year	$9.45	$8.19	$8.20	$11.13	$10.25

Total Return	16.47%	0.92%	(24.02)%	9.33%	6.61%

Ratios (to average net assets)/ Supplemental Data:[1]

Expenses:

Including expense limitations	1.00%	1.06%	0.92%	0.77%	0.75%

Excluding expense limitations	1.03%	1.13%	0.93%	0.91%	0.97%

Net investment income (loss)	0.94%	0.93%	0.66%	0.96%	1.06%

Portfolio turnover rate	26%	87%	100%	109%	136%

Net assets at end of year (000 omitted)	$51,729	$47,301	$52,064	$82,312	$64,272

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.
[2]	Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC, assumed the responsibility of Adviser to the Large Cap Value Series.

†	Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

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	For the Fiscal Years Ended June 30,

Small Cap Core Portfolio—	2004		2003		2002	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Year	$8.59		$9.15		$10.63	$12.97	$9.51

Investment Operations:

Net investment income (loss)	(0.07	) [3]	(0.02	) [3]	— [2,3]	0.16	— [2]

Net realized and unrealized gain (loss) on investments	2.23		(0.54)		(1.47)	(1.14)	3.50

Total from investment operations	2.16		(0.56)		(1.47)	(0.98)	3.50

Distributions:

From net investment income	—		—		(0.01)	(0.01)	(0.02)

From net realized gain	—		—		—	(1.21)	(0.02)

In excess of net realized gain	—		—		—	(0.14)	—

Total distributions	—		—		(0.01)	(1.36)	(0.04)

Net Asset Value— End of Year	$10.75		$8.59		$9.15	$10.63	$12.97

Total Return	25.15%		(6.12)%		(13.84)%	(6.88)%	36.93%

Ratios (to average net assets)/ Supplemental Data:[1,4]

Expenses:

Including expense limitations	1.19%		1.00%		0.89%	0.83%	0.80%

Excluding expense limitations	1.21%		1.01%		0.89%	0.90%	0.91%

Net investment income (loss)	(0.74)%		(0.21)%		(0.03)%	0.15%	0.02%

Portfolio turnover rate	142%		62%		44%	53%	47%

Net assets at end of year (000 omitted)	$73,324		$73,700		$106,915	$136,236	$103,456

[1]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Small Cap Core Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.
[2]	Less than $0.01 per share.
[3]	The net investment loss per share was calculated using the average shares outstanding method.
[4]	Effective December 1, 2003, the expense and the net investment income ratios include expenses allocated from the WT Investment Trust— Small Cap Growth Series and WT Investment Trust I— Small Cap Value Series and the Portfolio turnover reflects the investment activity of each Series.

†	Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

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MANAGEMENT OF THE PORTFOLIOS

       The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISERS

      RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and Small Cap Core Portfolio’s investment adviser, RSMC has overall responsibility for directing the Series and the Small Cap Core Portfolio’s investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion assets under management.

      For the twelve months ended June 30, 2004, RSMC received advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series’ average daily net assets. RSMC received no remuneration for its advisory services provided to the Small Cap Core Portfolio. The Small Cap Core Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC’s affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

      Cramer Rosenthal McGlynn LLC (“CRM”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

      For the twelve months ended June 30, 2004, CRM received advisory fees of 0.75% and 0.55% for the Small Cap Value Series and the Large Cap Value Series, respectively, as a percentage of the Series’ average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

      Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has the overall responsibility for directing the Series’ investments. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

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      For the twelve months ended June 30, 2004, Roxbury received fees of 1.00% for the Small Cap Growth Series, as a percentage or the Series’ average daily net assets.

PORTFOLIO MANAGERS

      Wilmington Large Cap Core Portfolio. The day-to-day management of the Large Cap Core Series is the responsibility of RSMC’s Core Team. The Core Team meets daily to make investment decisions for each of these Series.

      Wilmington Large Cap Value Portfolio. The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. Each portfolio manager’s business experience and educational background is as follows:

      Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

      Jay B. Abramson, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

      James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/ Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

      Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

      Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

      Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the

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University of Pennsylvania in 1994 and an M.B.A. from New York University’s Stern School of Business in 1996.

      Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University’s Stern School of Business in 1996.

      Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

      Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

      Wilmington Small Cap Core Portfolio. RSMC determines the allocations for the Small Cap Core Portfolio between the Small Cap Growth Series and the Small Cap Value Series. The management of the Small Cap Core Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

      The day-to-day portfolio management of the Small Cap Growth Series is the responsibility of Roxbury’s investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury’s research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

      Steve Marshman, CFA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marshman is a member of Roxbury’s Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Portfolio Manager for the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

      Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marvin is a member of Roxbury’s Small Cap Growth Investment Team. From 1998 to 2002,

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Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

      Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/ Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

      The day-to-day management of the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is set forth earlier above under “Wilmington Large Cap Value Portfolio.”

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SERVICE PROVIDERS

      The chart below provides information on the Portfolios’ and the Series’ primary service providers.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each Business Day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you

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purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

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      Redemption Fees: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “Exchange of Shares” elsewhere in this prospectus). This fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Wilmington Portfolio.

      Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Portfolio. There is no guarantee that a Portfolio or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:

Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include

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your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your investment in a Portfolio falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

      The Large Cap Value Portfolio reserve the right to make “redemptions in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect their respective Series’ operations (for example, if it represents more than 1% of the Series’ assets).

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

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      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

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      The Portfolios’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

      It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

PORTFOLIO STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/ feeder and “fund-of-funds” structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of the Small Cap Core Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

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GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

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TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

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FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

      Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, Pennsylvania 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

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WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

A look at the goals, strategies, risks, expenses and financial history of each Portfolio.
PORTFOLIO DESCRIPTIONS
Summary
Performance Information
Fees and Expenses
Example
Investment Objectives
Primary Investment Strategies
Series Composition
Additional Risk Information
Financial Highlights
Details about the service providers.
MANAGEMENT OF THE PORTFOLIOS
Investment Adviser
Portfolio Managers
Service Providers
Policies and instructions for opening, maintaining and closing an account in any of the Portfolios.
SHAREHOLDER INFORMATION
Pricing of Shares
Purchase of Shares
Redemption of Shares
Exchange of Shares
Distributions
Taxes
Details on the Portfolios’ distribution plans, master/feeder arrangement and share classes.
DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees
Master/Feeder Structure
Share Classes
GLOSSARY
FOR MORE INFORMATION

For information about key terms and concepts, please refer to the “Glossary.”

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WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
WILMINGTON BROAD MARKET BOND PORTFOLIO
WILMINGTON MUNICIPAL BOND PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO

Investor Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective	•	The Wilmington Short/Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income.

	•	The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

	•	The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income.
Investment Focus	•	Fixed income securities

Share Price Volatility	•	Moderate

Principal Investment Strategy	•	Each Portfolio operates as a “feeder fund” which means that the Portfolio does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding series have the same investment objective, policies and limitations.

	•	The Wilmington Short/Intermediate Bond Portfolio invests in the Short/Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

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	•	The Wilmington Broad Market Bond Portfolio invests in the Broad Market Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

	•	The Wilmington Municipal Bond Portfolio invests in the Municipal Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.

	•	The Wilmington Short-Term Income Portfolio invests in the Short-Term Income Series, which, under normal circumstances, invests at least 80% of its total assets in investment grade fixed-income securities such as corporate bonds, notes or commercial paper and U.S. Government obligations. The Series invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.

	•	The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that the investment adviser believes may perform better.

Principal Risks	The Portfolios are subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Portfolio.

	•	The fixed income securities in which the Portfolios invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government sponsored entities are not insured or guaranteed by the U.S. Government.

	•	Non-investment grade, fixed income securities, involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

	•	The performance of a Portfolio will depend on whether or not the

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investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want income from their investments without the volatility of an equity portfolio.

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PERFORMANCE INFORMATION

Wilmington Short/Intermediate Bond Portfolio

     The Investor Shares Wilmington Short/Intermediate Bond Portfolio were first offered on October 7, 2003 and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, and the Merrill Lynch 1-10 Year U.S. Treasury Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.30%

Best Quarter	Worst Quarter
5.13%	-1.77%
(June 30,1995)	(March 31, 1994)

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Institutional Shares

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 Years
Short/Intermediate Bond Portfolio Return Before Taxes	3.81%	6.22%	6.20%
Return After Taxes on Distributions[1]	1.91%	3.99%	3.84%
Return After Taxes on Distributions and Sales of Shares[1]	2.66%	3.93%	3.81%
Lehman Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)[2]	4.31%	6.65%	6.63%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	2.13%	5.93%	6.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

[3]	The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

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Wilmington Broad Market Bond Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, and the Merrill Lynch U.S. Treasury Master Index, both broad measures of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio’s predecessor, the Bond Fund, a collective investment fund. The Bond Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Calendar Year-to-Date Total Return as of September 30, 2004: 2.85%

Best Quarter	Worst Quarter
6.54%	-3.41%
(June 30, 1995)	(March 31, 1994)

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Institutional Shares

			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
Broad Market Bond Portfolio Return Before Taxes	4.16%	6.18%	6.48%	6.37%[2]
Return After Taxes on Distributions[3]	2.12%	3.86%	4.12%	N/A
Return After Taxes on Distributions and Sales of Shares[3]	2.95%	3.85%	4.08%	N/A
Lehman Government/Credit Index (reflects no deduction for fees, expenses or taxes)[4]	4.68%	6.65%	6.99%	6.98%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)[5]	2.26%	6.15%	6.62%	6.68%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

[5]	The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

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Wilmington Municipal Bond Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations and, therefore, the Portfolio does not have a full calendar year of performance. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing the Portfolio’s Institutional Shares average annual returns for one year, five years and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future..

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 1.70%

Best Quarter	Worst Quarter
5.86%	-4.79%
(March 31, 1995)	(March 31, 1994)

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Institutional Shares

Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	10 years
Municipal Bond Portfolio Return Before Taxes	3.45%	4.66%	4.83%
Return After Taxes on Distributions[1]	3.40%	4.60%	4.79%
Return After Taxes on Distributions and Sales of Shares[1]	3.32%	4.53%	4.73%
Lehman Quality Intermediate Municipal Index[2]	4.64%	5.61%	5.58%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal.

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Wilmington Short-Term Income Portfolio

As of the date of this Prospectus the Investor Shares of the Short-Term Income Portfolio have not yet commenced operations.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)1:

	Short/Intermediate	Broad Market	Municipal	Short-Term
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Income Portfolio
Management fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other expenses	4.76%	0.33%	0.47%	0.59%
Total annual operating expenses	5.36%	0.93%	1.07%[2]	1.19%[3]
Waivers/reimbursements	(4.50)%		(0.07)%[2,4]	(0.29)%[3,4]
Net expenses	0.86%		1.00%[2,4]	0.90%[3,4]

[1]	This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.

[2]	For Investor Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.00%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

[3]	For Investor Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.90%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 4.50%, 0.03%, and 0.06% for the Short/Intermediate Bond Portfolio, the Municipal Bond Portfolio, and the Short-Term Income Portfolio, respectively, the fiscal year ended June 30, 2004.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Short/Intermediate Bond Portfolio	$88	$274	$1,481	$4,459
Broad Market Bond Portfolio	$95	$296	$515	$1,143
Municipal Bond Portfolio	$102	$327	$577	$1,293
Short-Term Income Portfolio	$92	$336	$614	$1,406

     The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Investor Shares, either past or future.

+

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INVESTMENT OBJECTIVES

     The Wilmington Short/Intermediate Bond Portfolio and the Wilmington Broad Market Bond Portfolio each seeks a high total return, consistent with high current income. The Wilmington Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval.

     The Wilmington Short-Term Income Portfolio seeks to preserve capital and provide current income. This investment objective may be changed without shareholder approval, upon 60 day’s written notice to shareholders. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Wilmington Short/Intermediate Bond Portfolio invests its assets in the Short/Intermediate Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2½ to 4 years)

     The Wilmington Broad Market Bond Portfolio invests its assets in the Broad Market Bond Series, which:

•	will invest at least 85% of its total assets in various types of investment grade fixed income securities

•	may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

     The Wilmington Municipal Bond Portfolio invests its assets in the Municipal Bond Series, which:

•	will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

•	may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

•	will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

     The Municipal Bond Series may not invest more than 25% of its total assets in any one industry.

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You should note that governmental issuers of municipal securities are not considered part of any industry.

     The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental issuers, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

     Under these conditions, the Municipal Bond Series’ vulnerability to any special risks that affect that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series’ investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

  The Wilmington Short-Term Income Portfolio invests its assets in the Short-Term Income Series, which:

•	will invest at least 80% of its total assets in investment grade corporate fixed income securities

•	may invest up to 20% of its total assets in non-investment grade fixed income securities

•	will maintain a short average dollar-weighted duration (1 to 3 years)

SERIES COMPOSITION

     The composition of each Series’ holdings varies, depending upon the investment adviser’s analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security’s value) or both. The investment adviser seeks to protect the Series’ principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

     Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

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The table below shows each Series’ principal investments. These are the types of securities that the investment adviser believes will help a Series achieve its investment objective.

	Short/Intermediate	Broad Market	Municipal	Short-Term
	Bond	Bond	Bond	Income
Asset-Backed Securities	✓	✓		✓
Bank Obligations	✓	✓		✓
Corporate Bonds, Notes and Commercial Paper	✓	✓		✓
Mortgage-Backed Securities	✓	✓		✓
Municipal Securities	✓	✓	✓	✓
Obligations Issued By Supranational Agencies	✓	✓		✓
U.S. Government Obligations	✓	✓		✓

     U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Portfolio would not be able to assert a claim against the United States.

     Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

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ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

•	Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

•	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

•	Leverage Risk: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio’s interest and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Wilmington Short/Intermediate Bond Portfolio’s financial performance since its inception. Certain information reflects financial results for a single Investor Share of a Portfolio. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Investor Shares Annual Report, which is available without charge upon request.

	For the Period
	October 7, 2003[1]
	through
	June 30, 2004
Short/Intermediate Bond Portfolio — Investor Shares
Net Asset Value — Beginning of Period	$10.59

Investment Operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(0.29)

Total from investment operations	(0.04)

Distributions:
From net investment income	(0.25)
From net realized gain	(0.22)

Total distributions	(0.47)

Net Asset Value — End of Period	$10.08

Total Return	(0.36	)%**
Ratios (to average net assets)/Supplemental Data:[2]
Expenses:
Including expense limitations	0.86	%*
Excluding expense limitations	5.36%
Net investment income	3.32%
Portfolio turnover	27	%**
Net assets at end of period (000 omitted)	$223

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I — Short/Intermediate Bond Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

     Rodney Square Management Corporation (“RSMC”), the Series’ investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion in assets under management.

     For the twelve months ended June 30, 2004, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series’ average daily net assets:

Short/Intermediate Bond Series	0.35%
Broad Market Bond Series	0.35%
Municipal Bond Series	0.35%
Short-Term Income Series	0.35%

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PORTFOLIO MANAGERS

     Eric K. Cheung, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     Clayton M. Albright, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     Dominick J. D’Eramo, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D’Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

     Lisa More, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

     Scott Edmonds, Assistant Vice President of RSMC is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Mr. Edmonds has been affiliated with RSMC and its affiliates since 1989 as an assistant portfolio manager and was promoted to a portfolio manager in 1991.

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SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser Rodney Square Management Corp. 1100 North Market Street Wilmington, DE 19890		Transfer Agent PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages each Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distribution and processing of buy and sell requests.
WT MUTUAL FUND
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Fund	Wilmington Short-Term	Asset
Operations	Income Portfolio	Safe Keeping

Administrator and Accounting Agent PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Custodian Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each Portfolio’s NAV and distributions.		Holds each Portfolio’s assets, settles all portfolio trades and collects most of the valuation data required for calculating each Portfolio’s NAV per share.
Distribution

Distributor Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Portfolios’ shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

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     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See “Redemption Fees” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     Redemption Fees: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to

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anticipate or time price movements. A Portfolio may restrict or refuse purchase orders, whether directly or by exchange, by market timers or by those the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Wilmington Fixed Income Portfolios	Wilmington Fixed Income Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone, you may elect to do so. However there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

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EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds (“Wilmington Portfolios”):

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington International Strategic Allocation Fund

     Wilmington Real Estate Strategic Allocation Fund

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

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     To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions (“exempt-interest dividends”) may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

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     It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio’s average daily net assets.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory fees. The Portfolios provide and bear the costs of distribution and shareholder services.. Each shareholder of a master fund, including a Portfolio, will pay its proportionate share of the master fund’s expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

     The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors.

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GLOSSARY

CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That’s because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

DURATION:

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

FIXED INCOME SECURITIES:

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your “loan” is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term “fixed-income” security.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

INVESTMENT GRADE SECURITIES:

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor’s Corporation or Baa, A, Aa or Aaa by Moody’s Investors Service, Inc.

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MATURITY:

The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

MUNICIPAL SECURITIES:

Municipal securities are bonds issued by state and local governments to raise money for their activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets - Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

YIELD:

Yield is a measure of the income (dividends and interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

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FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

The investment company registration number is 811-08648.

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WILMINGTON LARGE CAP CORE PORTFOLIO
WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For information about key terms and concepts, please refer to the “Glossary.”

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WILMINGTON LARGE CAP CORE PORTFOLIO
WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON SMALL CAP CORE PORTFOLIO

Investor Shares

PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objectives	The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation.

Investment Focus	Equity (or equity related) securities

Share Price Volatility	High

Primary Investment Strategies	•	The Wilmington Large Cap Core Portfolio and the Wilmington Large Cap Value Portfolio each operate as a “feeder fund” which means that a Portfolio does not buy individual securities directly. Instead, each of these Portfolios invests in a “master fund,” which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund, which is separate series (the “Series”) of WT Investment Trust I (the “Trust”). Each of these Portfolios and its corresponding Series has the same investment objective, policies and limitations.

	•	The Wilmington Large Cap Core Portfolio invests in the Large Cap Core Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations with market capitalizations of at least $2 billion. The Series’ investment adviser employs a combined growth and value investment approach and invests in the stocks of companies with the most attractive combination of long-term earnings, growth and valuation.

	•	The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index and are publicly traded on a U.S. securities market.

	•	The Wilmington Small Cap Core Portfolio (“Small Cap Core Portfolio”) does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (together, the “Small Cap Series”) in accordance with weightings determined by its investment adviser. The

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investment adviser reserves the right to adjust the percentages invested in the Small Cap Series and to substitute, add or subtract Series in which the Small Cap Core Portfolio invests. Each of the Small Cap Series invests directly in equity securities of small cap companies in accordance with its investment policies and strategies. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets.

Principal Risks	The Portfolios are subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION.”

	•	An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series holds will increase in value.

	•	A Portfolio’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated among the Small Cap Series or other Series. A principal risk of investing in the Small Cap Core Portfolio is that the investment adviser’s allocation techniques with respect to the Small Cap Series or other Series or decisions and/or selection of other affiliated mutual funds in which to invest will not produce the desired results, and therefore the Small Cap Core Portfolio may not achieve its investment objective. Further, since the Small Cap Core Portfolio’s allocation between the Small Cap Series or among such other affiliated mutual funds in which it invests will vary, your investment may be subject to all of the risks of the Small Cap Series or other mutual affiliated funds in which the Small Cap Core Portfolio invests at any time.

	•	The value of your investment in each Portfolio is directly related to the investment performance of the Series or other mutual funds in which it invests. Therefore, the principal risks of investing in each Portfolio are closely related to the principal risks associated with the investments of the Series or other mutual funds in which a Portfolio invests. Among the principal risks of the Series, which could adversely affect the net asset value and total return of a Portfolio, are:

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger

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companies.

	•	The performance of a Series’ will depend on whether its investment adviser is successful in pursuing the investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

Wilmington Large Cap Core Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Investor Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Investor Shares. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (2.52)%

Best Quarter	Worst Quarter
21.62%	-17.98%
(December 31, 1998)	(September 30, 2002)

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Institutional Shares

			Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	(January 5, 1995)
Large Cap Core Portfolio Return Before Taxes	25.85%	(4.12)%	7.63%
Return After Taxes on Distributions[1]	25.38%	(4.64)%	6.28%
Return After Taxes on Distributions and Sale of Shares[1]	16.79%	(3.64)%	6.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[2]	28.68%	(0.57)%	12.00%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard & Poor’s Composite Index of 500 Stocks.

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Wilmington Large Cap Value Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio’s predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Investment Company Act of 1940, as amended (“1940 Act”) and Internal Revenue Code of 1986, as amended (the “Code”). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 5.19%

Best Quarter	Worst Quarter
17.84%	-19.02%
(June 30, 2003)	(September 30, 2002)

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Institutional Shares

			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
Large Cap Value Portfolio Return Before Taxes	25.79%	1.05%	0.06%	7.47%[2]
Return After Taxes on Distributions[3]	25.38%	0.53%	(0.54)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	16.76%	0.62%	(0.28)%	N/A
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)[4]	30.03%	3.56%	3.81%	2.46%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

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Wilmington Small Cap Core Portfolio

     As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio’s Institutional Shares performance from calendar year to calendar year and by showing how the Portfolio’s Institutional Shares average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio’s predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund’s performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the 1940 Act, and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio’s investment in the Small Cap Core Series, its former master series. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

Annual Total Returns for Calendar Years Since Inception

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (0.10)%

Best Quarter	Worst Quarter
22.89%	-22.01%
(March 31, 2000)	(September 30, 2001)

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Institutional Shares

			Since	Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	April 1, 1997[1]
Small Cap Core Portfolio Return Before Taxes	32.59%	4.41%	2.83%	7.64%[2]
Return After Taxes on Distributions[3]	32.59%	3.84%	2.30%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	21.19%	3.61%	2.25%	N/A
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[4]	47.25%	7.13%	5.04%	8.87%

[1]	For periods prior to June 29, 1998, the Portfolio’s predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

[2]	This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

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FEES AND EXPENSES

     The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee[1]	1.00%
Exchange fee[1]	1.00%

[1]	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) 1

	Large Cap	Large Cap Value	Small Cap Core
	Core Portfolio	Portfolio	Portfolio
Management fees	0.70%	0.55%	None[3]
Distribution (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.43%	0.48%	0.27%[4]
Small Cap Series expenses[5]	N/A	N/A	1.11%
Total Annual Operating Expenses	1.38 [2]	1.28%	1.63%
Waivers/reimbursements[6]	(0.33)%[2]	(0.03)%	(0.02)%
Net expenses[6]	1.05%[2]	1.25%	1.61%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the Small Cap Core Portfolio, reflect the aggregate annual operating expenses of the Small Cap Core Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.

[2]	For Investor Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.05%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

[3]	The investment adviser to the Small Cap Core Portfolio is Rodney Square Management Corporation (“RSMC”) and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC (“Roxbury”) and Cramer Rosenthal McGlynn, LLC (“CRM”), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.

[4]	“Other expenses” have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the Small Cap Core Portfolio’s assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.

[5]	The Small Cap Core Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the Small Cap Core Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

	Management	Other	Total Annual
	fees	expenses	Operating Expenses
Small Cap Growth Series	1.00%	0.33%	1.33%
Small Cap Value Series	0.75%	0.13%	0.88%

[6]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Portfolios where a Class’ average daily net assets is below $75 million through September, 2007. As a percentage of average net assets, these fees equaled 0.02%, 0.03%, and 0.02% for the Large Cap Core Portfolio, the Large Cap Value Portfolio, and the Small Cap Core Portfolio, respectively, for the fiscal year ended June 30, 2004.

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EXAMPLE

     This Example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Portfolio’s total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Core Portfolio	$107	$400	$720	$1,625
Large Cap Value Portfolio	$127	$397	$693	$1,537
Small Cap Core Portfolio	$164	$508	$881	$1,927

     The above example is for comparison purposes only and is not a representation of a Portfolio’s actual expenses and returns of Investor Shares, either past or future of the Investor Shares of a Portfolio.

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INVESTMENT OBJECTIVES

     The Wilmington Large Cap Core Portfolio, the Wilmington Large Cap Value Portfolio and the Wilmington Small Cap Core Portfolio each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Wilmington Large Cap Core Portfolio invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	receipts or American Depositary Receipts (“ADRs”), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

     For cash management purposes, the Large Cap Core Series may maintain cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers’ acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

     The Series’ investment adviser, Rodney Square Management Corporation (“RSMC”), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer’s background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series’ holdings among various market sectors based on economic analysis of the overall business cycle.

     As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

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•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

•	options on indices of the common stock of large cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

•	and options upon such futures contracts

     The Series’ investment adviser, Cramer Rosenthal McGlynn LLC (“CRM”), seeks securities it believes are undervalued in the marketplace relative to the issuer’s underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $525 million to $354.4 billion.

     Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series’ principal investment strategies.

     The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

     Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

     CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

     CRM’s investment process starts by identifying early changes in a company’s operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow-operationally, financially, managerially-when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

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•	The extent of management’s ownership interest in a company

•	A company’s market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

     CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

     The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM’s portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

     By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

     An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

     The Wilmington Small Cap Core Portfolio invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the “Small Cap Series”) of the WT Investment Trust I (the “Trust”) in accordance with weightings determined by its investment adviser, RSMC. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the Small Cap Core Portfolio’s current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, the Series of the Trust in which the Small Cap Core Portfolio invests.

     RSMC does not allocate the Small Cap Core Portfolio’s assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”); current and projected trends in inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

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     RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC’s analyses of the foregoing data are not expected to be large or frequent. RSMC’s ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series’ investment advisers.

     Principal Investment Strategies of the Small Cap Series. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the Small Cap Core Portfolio currently invests its assets.

     Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC (“Roxbury”), the Small Cap Growth Series’ investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

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     The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 200%.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the Small Cap Core Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

     Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

•	securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

•	warrants

     The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $88 million to $2.1 billion.

     CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

     The frequency of portfolio transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series’ performance. Under normal market conditions, the Series’ turnover rate is expected to be less than 100%.

     The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

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     Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our SAI:

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Underlying Series Risks. Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series’ objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio’s net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

With respect to the Small Cap Core Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio’s assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of these risks and the securities and investment techniques used by the Series, please refer to our SAI.

•	Master/Feeder Risk: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Allocation Risk: The Small Cap Core Portfolio’s investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio’s assets. RSMC attempts to identify

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asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC’s allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

•	Derivatives Risk: Some of a Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Security Risk. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	Value Investing Risk: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

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MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISERS

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and Small Cap Core Portfolio’s investment adviser, RSMC has overall responsibility for directing the Series and the Small Cap Core Portfolio’s investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     For the twelve months ended June 30, 2004, RSMC received advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series’ average daily net assets. RSMC received no remuneration for its advisory services provided to the Small Cap Core Portfolio. The Small Cap Core Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC’s affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

     Cramer Rosenthal McGlynn LLC (“CRM”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

     For the twelve months ended June 30, 2004, CRM received advisory fees of 0.75% and 0.55% for the Small Cap Value Series and the Large Cap Value Series, respectively, as a percentage of the Series’ average daily net assets. CRM may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has the overall responsibility for directing the Series’ investments. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received fees of 1.00% for the Small Cap Growth Series, as a percentage or the Series’ average daily net assets.

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PORTFOLIO MANAGEMENT

     Wilmington Large Cap Core Portfolio. The day-to-day management of the Large Cap Core Series is the responsibility of RSMC’s Core Team. The Core Team meets daily to make investment decisions for the Series.

     Wilmington Large Cap Value Portfolio. The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is as follows:

•	Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

•	Jay B. Abramson, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

•	James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business and is a Certified Public Accountant.

•	Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

•	Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

•	Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University’s Stern School of Business in 1996.

•	Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work

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experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University’s Stern School of Business in 1996.

•	Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

•	Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

     Wilmington Small Cap Core Portfolio. RSMC determines the allocations for the Small Cap Core Portfolio between the Small Cap Growth Series and the Small Cap Value Series. The management of the Small Cap Core Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

     The day-to-day portfolio management of the Small Cap Growth Series is the responsibility of Roxbury’s investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury’s research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

•	Steve Marshman, CFA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marshman is a member of Roxbury’s Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

•	Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. Mr. Marvin is a member of Roxbury’s Small Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

•	Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. Mr. Smoluch is a member of Roxbury’s Small Cap Growth Investment

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Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

     The day-to-day management of the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager’s business experience and educational background is set forth earlier above under “Wilmington Large Cap Value Portfolio.”

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SERVICE PROVIDERS

     The chart below provides information on the Portfolios’ and the Series’ primary service providers.

Asset		Shareholder
Management		Services

Investment Advisers		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue		Handles certain shareholder services,
New York, NY 10022		including recordkeeping and statements,
payment of distributions and processing
Manages each Series’ investment		of buy and sell requests.
activities.

WT MUTUAL FUND

Wilmington Large Cap Core Portfolio
Wilmington Large Cap Value Portfolio
Fund	Wilmington Small Cap Core Portfolio	Asset
Operations		Safe Keeping

Administrator and		Custodian

Accounting Agent		Wilmington Trust Company

1100 North Market Street
PFPC Inc.		Wilmington, DE 19890
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and		Holds each Portfolio’s and each Series’
personnel to carry out administrative		assets, settles all portfolio trades and
services related to each Portfolio and		collects most of the valuation data
calculates each Portfolio’s NAV and		required for calculating each Portfolio’s
distributions.		and each Series’ NAV per share.
Distribution

Distributor

Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Portfolios’ shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer (hereinafter “Service Organization”)) that has entered into a servicing agreement with the Portfolios’ distributor, you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

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     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio’s name and your account number should accompany any redemption requests.

     Redemption Fees: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” elsewhere in this prospectus. This fee is paid directly to a Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The Portfolios are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading

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activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guarantee that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number, your printed name and your signature and should be mailed, with your signature guarantee, to:

Regular mail:	Overnight mail:
Wilmington Equity Portfolios	Wilmington Equity Portfolios
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a Portfolio falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

     The Large Cap Value Portfolio reserve the right to make “redemptions in kind” - payments of redemption proceeds in portfolio securities rather than cash - if the amount redeemed is large enough to affect their respective Series’ operations (for example, if it represents more than 1% of the Series’ assets).

     For additional information on other ways to redeem shares, please refer to our SAI.

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EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio

Wilmington Large Cap Value Portfolio

Wilmington International Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

29

DISTRIBUTIONS

     Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a Portfolio meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolios’ distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

     It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

30

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Portfolios’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio’s Investor Shares average daily net assets.

PORTFOLIO STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder and “fund-of-funds” structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of Series’ expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of the Small Cap Core Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

     The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

31

GLOSSARY

“CAP”:

Cap is short for market capitalization and refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

An investment adviser makes investment decisions for a mutual fund and continuously reviews, oversees and administers the fund’s investment program. The Board of Trustees supervises the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV = Assets – Liabilities
             Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

32

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Portfolios’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number is 811-08648.

33

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND*
WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND**
of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004
       This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*	Formerly, the Wilmington International Multi-Manager Portfolio.

**	Formerly, the Wilmington Real Estate Portfolio.

For information about key terms and concepts, please refer to the “Glossary.”

FUND DESCRIPTIONS

SUMMARY
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	•	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”) and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”) (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	•	Equity or equity-related securities

Share Price Volatility	•	High

Principal Investment Strategies	•	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.
	•	The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.
	•	The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.

	•	The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.
In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.
	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.
	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.
	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.
	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.
	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.
	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	•	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

SUMMARY

Wilmington International Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

Investment Objective	•	The investment objective of the Wilmington International Strategic Allocation Fund (the “International Fund”) is to achieve superior long-term capital appreciation.
	•	The investment objective of Wilmington Real Estate Strategic Allocation Fund (the “Real Estate Fund” and together with the International Fund, the “Funds” and individually, each a “Fund”) is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus	•	Equity or equity-related securities

Share Price Volatility	•	High

Principal Investment Strategy	•	Each Fund operates as a “feeder fund” which means that a Fund does not buy investment securities directly. Instead, each Fund invests in a corresponding “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I (“Series”). Each Fund and its corresponding Series have the same investment objective, policies and limitations.
	•	The Wilmington International Strategic Allocation Fund invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

	•	The Wilmington Real Estate Strategic Allocation Fund invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.
	•	Each Series employs a multi-manager approach. RSMC serves as each Series’ investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate Management Services Group LLC.

Principal Risks	Each Fund is subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION” in this prospectus.
	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.
	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.
	•	A Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.
	•	The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.
	•	Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Fund’s shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

	•	Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.
	•	The performance of each Series and each Fund will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.
	•	Because each of the International Multi-Manager Series and the Real Estate Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

      The Institutional Shares of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Strategic Allocation Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

Wilmington International Strategic Allocation Fund

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the International Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.35%

Best Quarter	Worst Quarter

30.08%	-19.24%
(December 31, 1999)	(September 30, 2002)

Institutional Shares			Since
Average Annual Total Returns as of			June 29,
December 31, 2003	1 Year	5 Years	1998	10 Years[1]

International Fund Return Before Taxes	33.95%	(0.83)%	(0.88)%	2.61%[2]
Return After Taxes on Distributions[3]	33.74%	(2.24)%	(2.20)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	22.06%	(1.18)%	(1.18)%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[4]	38.59%	(0.05)%	0.58%	4.47%

[1]	For periods prior to June 29, 1998, the Fund’s predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
[2]	This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Cap Fund or a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

[a]	Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from fund assets)1

	Wilmington	Wilmington	Wilmington	Wilmington	Wilmington
	Large Cap	Mid Cap	Small Cap	International	Real Estate
	Strategic	Strategic	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	Allocation	Allocation
Institutional Shares	Fund	Fund	Fund	Fund	Fund

Management fees[2]	None [3]	None [4]	None [5]	0.65% [6]	0.90% [7]
Distribution (12b-1) fees	None	None	None	None	None
Other expenses	0.36%	0.59%	0.44%	0.43%	0.88%
Underlying Series’ expenses[8]	1.17%	1.30%	1.48%	n/a	n/a

Total annual operating expenses[9]	1.53%	1.89%	1.92%	1.08%	1.78%
Waivers/ Reimbursements	(0.53)% [10]	(0.74)% [10]	(0.67)% [10]		(0.22)% [10]

Net expenses[9]	1.00% [10]	1.15%[10]	1.25% [10]		1.56% [10]

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.
[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such funds.
[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.
[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.
[6]	International Management fees reflect a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the International Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.
[7]	Management fees reflect a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Real Estate Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.
[8]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND— UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.
[9]	For Institutional Shares, RSMC has contractually agreed to reimburse other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.00%, 1.15%, 1.25% and 1.75% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund and the Real Estate Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds and until January 1, 2006 for the Real Estate Fund, unless the Board of Trustees approves its earlier termination.

[10]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with each Fund where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, 0.08% and 0.15% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, and the Real Estate Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years

Wilmington Large Cap Strategic Allocation Fund	$102	$421	$774	$1,769
Wilmington Mid Cap Strategic Allocation Fund	$117	$493	$924	$2,126
Wilmington Small Cap Strategic Allocation Fund	$127	$521	$958	$2,175
Wilmington International Strategic Allocation Fund	$110	$343	$595	$1,317
Wilmington Real Estate Strategic Allocation Fund	$159	$493	$899	$2,037

      The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Institutional Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

      The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

      The Wilmington International Strategic Allocation Fund seeks superior long-term capital appreciation.1 The Wilmington Real Estate Strategic Allocation Fund seeks long-term growth of capital and high current income. The investment objective for each Fund may not be changed without shareholder approval.

      There is no guarantee that a fund will achieve its investment objective.

[1]	For purposes of this investment objective, “superior” long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the International Fund’s comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

      The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

      RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

      RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

      The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

      Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

      The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P Small Cap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

      RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

      When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

      PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

      The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap Multi-Manager Series (the “Multi-Manager Series”)

      The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

      The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

      The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

      Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

      Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

      This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

      Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

      Armstrong Shaw Associates, Inc. (“ASA”)

      ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

      Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

      In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

      Montag & Caldwell, Inc. (“M&C”)

      The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

      If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

      First Quadrant, L.P. (“First Quadrant”)

      First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series’ benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/- 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

      First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

      Bennett Lawrence Management, LLC (“BLM”)

      BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

      In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

      Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

      EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

      EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

      Equity Investment Corporation (“EIC”)

      EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

      Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

      Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

      Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

      After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

      If a company passes all levels of analysis, then it may be added to portfolios. Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

      Batterymarch Financial Management, Inc. (“BFM”)

      Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors— cash flow, earnings growth, expectations, value, technical and corporate signals— using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

      Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs— opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

      Systematic Financial Management L.P. (“SFM”)

      SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

      SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

      SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

      The International Fund invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or (2) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (3) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (“ETFs”) (registered investment companies whose shares are publicly traded on an exchange).

      Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

      As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series’ sub-advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

      The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the International Multi-Manager Series

      Goldman Sachs Asset Management, L.P. (“GSAM”)

      GSAM’s Structured International strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series’ benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

      Julius Baer Investment Management Inc. (“JBIM”)

      JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well— diversified, international equity portfolios, typically investing in between 120-200 individual companies.

      JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

      The Real Estate Fund invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

      The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

      Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies, including the Series, in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series’ sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services, LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

      The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the Real Estate Series

      AEW Management and Advisors, L.P. (“AEW”)

      Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

      Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market- driven or company-specific in nature.

      In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

      Real Estate Management Services LLC (“REMS”)

      Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’ clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’ managers rely heavily on fundamental research combined with extensive direct real estate experience.

      Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.

      The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

      REMS’ management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the International Fund and the Real Estate Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Underlying Series Risks: Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Cap Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

      The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund.

•	Debt Security Risks: Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth- oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Fund, will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small/ Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the shares’ price than is the case with larger company shares.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

      The financial highlight tables are intended to help you understand a fund’s financial performance for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Institutional Share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose reports, along with each fund’s financial statements, are included in the Institutional Shares’ Annual Report, which is available free of charge upon request.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Large Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment income[2]	0.05

Net realized and unrealized gain on investments	1.27

Total from investment operations	1.32

Distributions:

From net investment income	(0.05)

Net Asset Value— End of Period	$11.27

Total Return	13.18%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.00%	*

Excluding expense limitations	1.53%	*

Net investment income	0.56%	*

Portfolio turnover rate[4]	26%	**

Net assets at end of period (000 omitted)	$69,480

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.
[2]	The net investment income was calculated using the average shares outstanding method.
[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Large Cap Multi-Manager Series and Large Cap Quantitative Series (the “Series”).
[4]	Portfolio turnover reflects the Large Cap Fund’s investment activity. The portfolio turnover for the Large Cap Multi-Manager Series and Large Cap Quantitative Series was 42% and 15%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Mid Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment loss[2]	(0.01)

Net realized and unrealized gain on investments	2.22

Total from investment operations	2.21

Net Asset Value— End of Period	$12.21

Total Return	22.10%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.15%	*

Excluding expense limitations	1.89%	*

Net investment income	(0.05)%	*

Portfolio turnover rate[4]	17%	**

Net assets at end of period (000 omitted)	$41,637

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.
[2]	The net investment loss was calculated using the average shares method.
[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the “Series”).
[4]	Portfolio turnover reflects the Mid Cap Fund’s investment activity. The portfolio turnover for the Mid Cap Multi-Manager Series and Mid Cap Quantitative Series was 48% and 17%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Small Cap Strategic Allocation Fund— Institutional Shares
Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment loss[2]	(0.03)

Net realized and unrealized gain on investments	2.83

Total from investment operations	2.80

Net Asset Value— End of Period	$12.80

Total Return	28.00%	**

Ratios (to average net assets)/ Supplemental Data:[3]

Expenses:

Including expense limitations	1.25%	*

Excluding expense limitations	1.92%	*

Net investment income	(0.26)%	*

Portfolio turnover rate[4]	20%	**

Net assets at end of period (000 omitted)	$55,776

*	Annualized.
**	Not annualized.

[1]	Commencement of operations.
[2]	The net investment loss per share was calculated using the average shares outstanding method.
[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Small Cap Multi-Manager Series and Small Cap Quantitative Series (the “Series”).
[4]	Portfolio turnover reflects the Small Cap Fund’s investment activity. The portfolio turnover for the Small Cap Multi-Manager Series and Small Cap Quantitative Series was 109% and 20%, respectively, for the period July 1, 2003 through June 30, 2004.

	For the Fiscal Years Ended June 30,

International Strategic Allocation Fund*—	2004	2003	2002	2001	2000†
Institutional Shares
Net Asset Value— Beginning of Period	$5.75	$6.29	$7.43	$12.48	$10.03

Investment Operations:

Net investment income[1]	0.08	0.07	0.01	0.05	0.08

Net realized and unrealized gain (loss) on investments and foreign currency	1.59	(0.61)	(1.07)	(3.19)	3.09

Total from investment operations	1.67	(0.54)	(1.06)	(3.14)	3.17

Distributions:

From net investment income	(0.03)	—	(0.02)	(0.06)	(0.06)

From net realized gain	—	—	(0.06)	(1.85)	(0.66)

Total distributions	(0.03)	—	(0.08)	(1.91)	(0.72)

Net Asset Value— End of Period	$7.39	$5.75	$6.29	$7.43	$12.48

Total Return	29.12%	(8.59)%	(14.30)%	(27.55)%	31.52%

Ratios (to average net assets)/ Supplemental Data:[2]

Expenses:

Including expense limitations	1.08%	1.36%	1.37%	1.07%	1.00%

Excluding expense limitations	1.08%	1.38%	1.39%	1.29%	1.21%

Net investment income	1.16%	1.28%	0.21%	0.55%	0.66%

Portfolio turnover rate	129%	148%	91%	86%	78%

Net assets at end of period (000 omitted)	$251,851	$95,420	$61,660	$76,511	$84,078

*	Formerly, the Wilmington International Multi-Manager Portfolio.

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I— International Multi-Manager Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

†	Effective November 1, 1999, the Rodney Square International Equity Portfolio (“Rodney Square Portfolio”) was merged into the International Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

	For the Period
	July 1, 2003[1]
	through
	June 30, 2004
Real Estate Strategic Allocation Fund*— Institutional Shares

Net Asset Value— Beginning of Period	$10.00

Investment Operations:

Net investment income[2]	0.38

Net realized and unrealized gain on investments	1.55

Total from investment operations	1.93

Distributions:

From net investment income	(0.15)

From net realized gains	(0.01)

Total distributions	(0.16)

Net Asset Value— End of Period	$11.77

Total Return	19.40%	***

Ratios (to average net assets)/Supplemental Data:[3]

Expenses:

Including expense limitations	1.56%	**

Excluding expense limitations	1.78%	**

Net investment income	3.36%	**

Portfolio turnover rate	29%	***

Net assets at end of period (000 omitted)	$40,621

*	Formerly, the Wilmington Real Estate Portfolio.

**	Annualized.

***	Not annualized.

[1]	Commencement of operations.
[2]	The net investment income was calculated using the average shares outstanding method.

[3]	The expense and net investment income ratios include expenses allocated from the WT Investment Trust I— Real Estate Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

MANAGEMENT OF THE FUND

       The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

      RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Cap Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

      No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%

Mid Cap Quantitative Series	0.51%

Small Cap Quantitative Series	0.43%

Large Cap Multi-Manager Series	0.74%

Mid Cap Multi-Manager Series	0.76%

Small Cap Multi-Manager Series	0.90%

International Multi-Manager Series	0.65%

Real Estate Series	0.83%

      Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

      The management of the funds is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser— Quantitative Series

      Parametric Portfolio Associates, LLC. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

      Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers— Large Cap Multi-Manager Series

      Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

      Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

      Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

      First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc.,

located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

      Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers— Mid Cap Multi-Manager Series

      Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

      Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/ C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

      Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

      Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

      Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

      James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch,

Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers— Small Cap Multi-Manager Series

      Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

      William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

      Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

      Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

      Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

Sub-Advisers— International Multi-Manager Series

      Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc, is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Goldman Sachs, served as the Sub-Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs’ sub-advisory responsibility. As of June 30, 2004, GSAM along with other units of IMD had assets under management of approximately $375.9 billion.

      GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

      Robert Jones, CFA, is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

      Len Ioffe, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University’s Stern School of Business.

      Julius Baer Investment Management Inc. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $18.7 billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Multi-Manager Series.

      Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

      Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

Sub-Advisers— Real Estate Series

      AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $18.3 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages more than $400 billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a

registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

      That team is led by Matthew A. Troxell, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

      Real Estate Management Services Group LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel (“BIC”) from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $494 million in assets under management.

      Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

      John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

      The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager

Management fees	0.64% [1]	0.94% [2]	0.65% [1]	0.92% [3]	0.64% [1]	1.15% [4]

Other expenses	0.41%	0.30%	0.71%	0.36%	0.62%	0.43%

Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%

Fees Waived and Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%

Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.
[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.
[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.
[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc. (“PFPC”) determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the net asset value (“NAV”) per share of each fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

      Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

      Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

      Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons a fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

      By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

      If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

      Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a fund for Institutional Shares of the following funds (“Wilmington Portfolios”):

Wilmington Premier Money Market Portfolio

Wilmington Short/ Intermediate Bond Portfolio

Wilmington Short-Term Income Portfolio

Wilmington Broad Market Bond Portfolio

Wilmington Municipal Bond Portfolio

Wilmington Large Cap Strategic Allocation Fund

Wilmington Mid Cap Strategic Allocation Fund

Wilmington Small Cap Strategic Allocation Fund

Wilmington Real Estate Strategic Allocation Fund

Wilmington International Strategic Allocation Fund

Wilmington Large Cap Core Portfolio

Wilmington Small Cap Core Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

      Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of a fund, except for the International Fund are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Fund are declared and paid annually. Any net capital gain realized by a fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

       Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/ FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

      For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

      The Cap Funds issue Institutional, Investor and Service Shares, and the International and Real Estate Funds issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV =	Assets - Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

       FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      Annual/ Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

      Statement of Additional Information: The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406 (800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

      Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-800-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND*
WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND**

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*  Formerly, the Wilmington International Multi-Manager Portfolio.

**  Formerly, the Wilmington Real Estate Portfolio.

For information about key terms and concepts, please refer to the “Glossary.”

i

FUND DESCRIPTIONS

SUMMARY

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”), and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”), (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategies	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

• The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.

• The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.

• The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.

In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	•	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.

	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.

	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

SUMMARY

Wilmington International Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

Investment Objective	•	The investment objective of the Wilmington International Strategic Allocation Fund (the “International Fund”) is to achieve superior long-term capital appreciation.

	•	The investment objective of Wilmington Real Estate Strategic Allocation Fund (the “Real Estate Fund” and together with the International Fund, the “Funds” and individually, each a “Fund”) is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategy	Each Fund operates as a “feeder fund” which means that a Fund does not buy investment securities directly. Instead, each Fund invests in a corresponding “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I (“Series”). Each Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Wilmington International Strategic Allocation Fund invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

	•	The Wilmington Real Estate Strategic Allocation Fund invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series’ investment adviser allocates the Series’ assets among sub-advisers, or invests directly in exchange-traded funds. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

	•	Each Series employs a multi-manager approach. RSMC serves as each Series’ investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate

Management Services Group LLC.

Principal Risks	Each Fund is subject to the risks summarized below and further described under the heading “ADDITIONAL RISK INFORMATION” in this prospectus.

	•	An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.

	•	A Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.

	•	Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Fund’s shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

	•	Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.

	•	The performance of each Series and each Fund will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.

	•	Because each of the International Multi-Manager Series and the Real Estate Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Real Estate Strategic Allocation Fund

     The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Strategic Allocation Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

Wilmington International Strategic Allocation Fund

     As of the date of this prospectus, Investor Shares of the International Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from calendar year to calendar year and by showing how the Fund’s Institutional Shares average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for Institutional Shares of the Fund, which are not offered in this prospectus. However, Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, Investor Shares are subject to a distribution fee of 0.25% of average daily net assets of Investor Shares. Had such fees been deducted, the returns would be less. This performance includes the performance of the Fund’s predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund’s performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.35%

Best Quarter 30.08% (December 31, 1999)	Worst Quarter -19.24% (September 30, 2002)

Institutional Shares			Since
Average Annual Total Returns as of December 31, 2003	1 Year	5 Years	June 29, 1998	10 Years[1]
International Fund Return Before Taxes	33.95%	(0.83)%	(0.88)%	2.61%[2]
Return After Taxes on Distributions[3]	33.74%	(2.24)%	(2.20)%	N/A
Return After Taxes on Distributions and Sale of Shares[3]	22.06%	(1.18)%	(1.18)%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[4]	38.59%	(0.05)%	0.58%	4.47%

1 For periods prior to June 29, 1998, the Fund predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

2 This performance information reflects the performance of the Fund and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4 The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Cap Fund or a Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from fund assets)1

				Wilmington
	Wilmington Large	Wilmington Mid Cap	Wilmington Small	International	Wilmington Real
	Cap Strategic	Strategic	Cap Strategic	Strategic	Estate Strategic
Investor Shares	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Management fees[2]	None[3]	None[4]	None[5]	0.65%[6]	0.90%[8]
Distribution (12b-1) fees	0.75%	0.75%	0.75%	0.25%	0.25%
Other expenses	0.36%	0.59%	0.44%	0.43%	0.88%
Underlying Series’ expenses[8]	1.17%	1.30%	1.48%	n/a	n/a
Total annual operating expenses[9]	2.28%	2.64%	2.67%	1.33%[10]	2.03%
Waivers/Reimbursements	(0.53)%[10]	(0.74)%[10]	(0.67)%[10]		(0.22)%[10]
Net expenses[9]	1.75%[10]	1.90%[10]	2.00%[10]		1.81%[10]

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.

[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such funds.

[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

[6]	International management fees reflect a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the International Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[7]	Management fees reflect a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Real Estate Fund’s assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

[8]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND — UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.

[9]	For Investor Shares, RSMC has contractually agreed to reimburse other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.75%, 1.90%, 2.00% and 2.00% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund and the Real Estate Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds and until January 1, 2006 for the Real Estate Fund, unless the Board of Trustees approves its earlier termination.

[10]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with each Fund where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, 0.08%, and 0.15% for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, and the Real Estate Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Wilmington Large Cap Strategic Allocation Fund	$178	$651	$1,162	$2,566
Wilmington Mid Cap Strategic Allocation Fund	$193	$721	$1,307	$2,896
Wilmington Small Cap Strategic Allocation Fund	$203	$749	$1,340	$2,940
Wilmington International Strategic Allocation Fund	$135	$421	$729	$1,601
Wilmington Real Estate Strategic Allocation Fund	$184	$569	$1,029	$2,302

     The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Investor Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

     The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

     The Wilmington International Strategic Allocation Fund seeks superior long-term capital appreciation.1 The Wilmington Real Estate Strategic Allocation Fund seeks long-term growth of capital and high current income. The investment objective for each Fund may not be changed without shareholder approval.

     There is no guarantee that a fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

     The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

     RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

     RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the

     1 For purposes of this investment objective, “superior” long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the International Fund’s comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

     Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

     RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

     When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

     The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap Multi-Manager Series (the “Multi-Manager Series”)

     The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

     Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

     Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

     Armstrong Shaw Associates, Inc. (“ASA”)

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

     Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

     Montag & Caldwell, Inc. (“M&C”)

     The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

     First Quadrant, L.P. (“First Quadrant”)

     First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series’ benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC (“BLM”)

     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

     EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     Equity Investment Corporation (“EIC”)

     EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

     Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

     Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models.

EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

     Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

     After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. (“BFM”)

     Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors — cash flow, earnings growth, expectations, value, technical and corporate signals — using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

     Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs — opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

     Systematic Financial Management L.P. (“SFM”)

     SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

     SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

     The International Fund invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or 2 derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or 3 has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

•	Common stocks of foreign issuers;

•	Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

•	Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

•	Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds (“ETFs”) (registered investment companies whose shares are publicly traded on an exchange).

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series’ sub-

advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

     The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the International Multi-Manager Series

     Goldman Sachs Asset Management, L.P. (“GSAM”)

     GSAM’s Structured International strategy seeks to achieve consistent relative outperformance. GSAM’s investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series’ benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

     Julius Baer Investment Management Inc. (“JBIM”)

     JBIM employs a “core” approach to the management of international equities. As such, its strategy invests in both “growth” and “value” companies. The flexibility to tilt JBIM’s allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well — diversified, international equity portfolios, typically investing in between 120-200 individual companies.

     JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a “hybrid” approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

     The Real Estate Fund invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

     The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

     Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

     In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

     The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series’ assets under the general supervision of RSMC. RSMC may allocate a portion of the Series’ assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series’ investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies including the Series, in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of the Series’ assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series’ sub-advisers are AEW Management and Advisors, L.P. and Real Estate Management Services, LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series’ investment objective.

     The Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

Strategies of Sub-Advisers to the Real Estate Series

     AEW Management and Advisors, L.P. (“AEW”)

     Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies’ securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

     Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

•	Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company’s anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

•	Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

•	Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

•	Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

     In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW’s stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

     Real Estate Management Services LLC (“REMS”)

     Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS’ clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS’ managers rely heavily on fundamental research combined with extensive direct real estate experience.

     Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm’s managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield and capital structure, to identify candidates for investment.

     The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

     REMS’ management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the International Fund and the Real Estate Fund may encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

•	Underlying Series Risks. Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

     The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of a fund.

•	Debt Security Risks. Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Risks of Securities Linked to the Real Estate Industry: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Fund, will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•	Small/Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the shares’ price than is the case with larger company shares.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUND

     The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Cap Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%
Mid Cap Quantitative Series	0.51%
Small Cap Quantitative Series	0.43%
Large Cap Multi-Manager Series	0.74%
Mid Cap Multi-Manager Series	0.76%
Small Cap Multi-Manager Series	0.90%
International Multi-Manager Series	0.65%
Real Estate Series	0.83%

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

     The management of the funds is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates and meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser -Quantitative Series

     Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers — Large Cap Multi-Manager Series

     Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

     Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

     First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

     Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers — Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

     Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of

Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

     Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

     Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers — Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

     Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

     Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

Sub-Advisers — International Multi-Manager Series

     Goldman Sachs Asset Management, L.P. GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of June 30, 2004, GSAM had assets under management of approximately $375.9 billion.

     GSAM’s Quantitative Equity Team is led by Robert Jones. Mr. Jones’ team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

     Robert Jones, CFA, is a Managing Director of GSAM’s Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

     Len Ioffe, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University’s Stern School of Business.

     Julius Baer Investment Management Inc. JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $18.7 billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM’s portfolio management team that are responsible for the management of the International Multi-Manager Series.

     Rudolph Riad Younes, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

     Richard C. Pell is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

Sub-Advisers — Real Estate Series

     AEW Management and Advisors, L.P. AEW, an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $18.3 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages more than $400 billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

     That team is led by Matthew A. Troxell, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

     Real Estate Management Services Group LLC. REMS, located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel (“BIC”) from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $494 million in assets under management.

     Edward W. Turville, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

     John E. Webster, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

     The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager
Management fees	0.64%[1]	0.94%[2]	0.65%[1]	0.92%[3]	0.64%[1]	1.15%[4]
Other expenses	0.41%	0.30%	0.71%	0.36%	0.62%	0.43%
Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%
Fees Waived and
Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%
Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Manages the investment activities of the Funds and each Series.		Handles certain shareholder services, including record keeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Large Cap Strategic
Allocation Fund
Wilmington Mid Cap Strategic
Allocation Fund
Wilmington Small Cap Strategic
Allocation Fund
Wilmington International Strategic
Allocation Fund
Wilmington Real Estate Strategic
Allocation Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

PFPC Inc.		Wilmington Trust Company
301 Bellevue Parkway		1100 North Market Street
Wilmington, DE 19809		Wilmington, DE 19890

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund’s NAV and distributions.		Holds each Fund’s and Series’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s and Series’ NAV per share.

Distribution
Distributor

Professional Funds Distributor, LLC

760 Moore Road
King of Prussia, PA 19406

Distributes the Funds’ shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc. (“PFPC”) determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value (“NAV”) per share of each fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons a fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

     If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a fund for Investor Shares of the following funds (“Wilmington Portfolios”):

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Short/Intermediate Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Real Estate Strategic Allocation Fund
Wilmington International Strategic Allocation Fund
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of a fund, except for the International Fund are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Fund are declared and paid annually. Any net capital gain realized by a fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES

     The Investor Shares of each fund have adopted a distribution plan under Rule 12b-1 that allows a fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of a fund’s average daily net assets of its Investor Shares is 0.75% for each Cap Fund and 0.25% for each of the International Fund and Real Estate Fund.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

     For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

     The Cap Funds issue Institutional, Investor and Service Shares, and the International and Real Estate Funds issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Any investor may purchase Investor Shares. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets — Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information: The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

of WT Mutual Fund
Service Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these funds:

•	are not bank deposits

•	are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

•	are not federally insured

•	are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency

•	are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For information about key terms and concepts, please refer to the “Glossary.”

i

FUND DESCRIPTIONS

SUMMARY

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

Investment Objective	The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund (the “Large Cap Fund”), the Wilmington Mid Cap Strategic Allocation Fund (the “Mid Cap Fund”) and the Wilmington Small Cap Strategic Allocation Fund (the “Small Cap Fund”) (each a “Cap Fund” and collectively, the “Cap Funds”) is to achieve long-term capital appreciation.

Investment Focus	Equity or equity-related securities

Share Price Volatility	High

Principal Investment Strategies	The Cap Funds do not buy investment securities directly. Instead, each Cap Fund pursues its investment objective by investing in other affiliated mutual funds of WT Investment Trust I (“Series”). Each Cap Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

• The Wilmington Large Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of large cap companies, in order to give the Large Cap Fund broad exposure to large companies in the U.S. equity markets. Currently, the Large Cap Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Large Cap Fund’s investment adviser, Rodney Square Management Corporation (“RSMC”), may substitute, add or subtract Series in which the Large Cap Fund invests.

• The Wilmington Mid Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Mid Cap Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Mid Cap Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Mid Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Mid Cap Fund invests.

• The Wilmington Small Cap Strategic Allocation Fund invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Small Cap Fund broad exposure to small companies in the U.S. equity markets. Currently, the Small Cap Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Small Cap Fund’s investment adviser, RSMC, may substitute, add or subtract Series in which the Small Cap Fund invests.

In deciding how to allocate a Cap Fund’s assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Cap Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks	•	The Cap Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.

	•	A principal risk of investing in a Cap Fund is that the investment adviser’s techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Cap Fund may not achieve its investment objective.

	•	The value of your investment in a Cap Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Cap Fund are closely related to the principal risks associated with the underlying Series and their investments. Because a Cap Fund’s allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

	•	An investment in a Cap Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

	•	It is possible to lose money by investing in a Cap Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

	•	A Cap Fund’s share price will fluctuate in response to changes in the market value of the Series’ investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

	•	Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

	•	Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

	•	Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

	•	The performance of each Series and, therefore, each Cap Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile	For investors seeking long-term growth of capital consistent with the volatility of the equity markets.

PERFORMANCE INFORMATION

     The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund were first offered on July 1, 2003, and therefore, do not have a full calendar year of performance.

FEES AND EXPENSES

     The table below shows the fees and expenses that you may pay if you buy and hold Service Shares of a Cap Fund. The expenses are shown as a percentage of its net assets.

Shareholder Fees (fees paid directly from your investment)	Service Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Service Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See “REDEMPTION OF SHARES” and “EXCHANGE OF SHARES” elsewhere in this prospectus for additional information.

Annual Operating Expenses (expenses that are deducted from a fund assets)1

	Wilmington Large	Wilmington Mid Cap	Wilmington Small
	Cap Strategic	Strategic Allocation	Cap Strategic
Service Shares	Allocation Fund	Fund	Allocation Fund
Management fees[2]	None[3]	None[4]	None[5]
Shareholder service fees	0.25%	0.25%	0.25%
Other expenses	0.36%	0.59%	0.44%
Underlying Series’ expenses[6]	1.17%	1.30%	1.48%
Total annual operating expenses[7]	1.78%	2.14%	2.17%
Waivers/Reimbursements[8]	(0.53)%	(0.74)%	(0.67)%
Net expenses[8]	1.25%	1.40%	1.50%

[1]	The table above and the Example below each reflect the aggregate annual operating expenses of a fund and its underlying or corresponding Series.

[2]	RSMC as investment adviser to the Cap Funds does not receive an advisory fee for its services to such Funds.

[3]	RSMC, as investment adviser to the Series in which the Large Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Large Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and 0.50%, respectively.

[4]	RSMC, as investment adviser to the Series in which the Mid Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Mid Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

[5]	RSMC, as investment adviser to the Series in which the Small Cap Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Small Cap Fund’s underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

[6]	For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see “MANAGEMENT OF THE FUND - UNDERLYING SERIES EXPENSES.” Series’ expenses flowing through to a Cap Fund are expected to vary with changes in the allocation of a Cap Fund’s assets, and may be lower than those shown above.

[7]	For Service Shares, RSMC has contractually agreed to reimburse each Cap Fund for other expenses to the extent such other expenses together with the underlying Series’ expenses exceed 1.25%, 1.40% and 1.50% for the Large Cap Fund, the Mid Cap Fund, and the Small Cap Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Cap Funds unless the Board of Trustees approves its earlier termination.

[8]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the funds where a Class’ average daily net assets is below $75 million through September 2007. As a percentage of average net assets, these fees equaled 0.05%, 0.14%, and 0.08% for the Large Cap Fund, the Mid Cap Fund, and the Small Cap Fund, respectively, for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Service Shares of a fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	a fund’s total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Service Shares	1 Year	3 Years	5 Years	10 Years
Wilmington Large Cap Strategic Allocation Fund	$127	$498	$905	$2,042
Wilmington Mid Cap Strategic Allocation Fund	$143	$569	$1,053	$2,390
Wilmington Small Cap Strategic Allocation Fund	$153	$598	$1,087	$2,437

     The above example is for comparison purposes only and is not a representation of a fund’s actual expenses and returns, either past or future of the Service Shares of a fund.

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

     The investment objective of each of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund is to achieve long-term capital appreciation. A Cap Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
(the “Cap Funds”)

     The Cap Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Cap Fund (i.e., the Large Cap Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Cap Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

     RSMC, each Cap Fund’s investment adviser, selects the Series in which a Cap Fund invests. The investment adviser determines how a Cap Fund allocates and reallocates its assets between or among Series.

     RSMC does not allocate a Cap Fund’s assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Cap Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the “yield curve”), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Cap Fund’s assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

     Primary Investment Strategies of the Cap Funds’ underlying Series. Below is a discussion on the principal investment strategies of each Series into which the Cap Funds currently allocate their assets.

Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series (the “Quantitative Series”)

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a “Respective Index”).

     RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series’ assets with respect to “growth” style securities (as represented by a Series’ Respective Barra Growth Index) and “value” style securities (as represented by a Series’ Respective Barra Value Index). It is intended that at least 20% of each Series’ assets will be allocated into the growth and value styles.

     When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series’ assets between a growth weighted portfolio or a value weighted portfolio based on RSMC’s ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) (“ETFs”) which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     Based on RSMC’s allocation, Parametric Portfolio Associates (“PPA”), the sub-adviser to each of the Quantitative Series, uses a “quantitative” approach to build a portfolio in accordance with RSMC’s allocation decisions. Unlike “active” managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in a Series’ Respective Index weighted to reflect the investment adviser’s style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each “portion of the portfolio” will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

     The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC’s allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series’ investment performance will equal or approximate that of its Respective Index.

Large Cap Multi-Manager Series, Mid Cap Multi-Manager Series and Small Cap
Multi-Manager Series (the “Multi-Manager Series”)

     The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index (“large cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index (“mid cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

•	Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index (“small cap companies”), at the time of purchase;

•	Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

•	Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

Adviser Allocation

     Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series’ assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series’ assets (up to 60%) to shares of exchange traded funds or (“ETFs”) whose underlying investments are consistent with a Multi-Manager Series’ investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

     RSMC will allocate the balance of a Multi-Manager Series’ assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series’ investment objective.

     Each Multi-Manager Series’ multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

Strategies of Sub-Advisers to the Large Cap Multi-Manager Series

     Armstrong Shaw Associates, Inc. (“ASA”)

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company’s stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA’s methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA’s perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

     Inherent in ASA’s absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser’s minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA’s view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series’ investments.

     Montag & Caldwell, Inc. (“M&C”)

     The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts’ assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company’s results remain consistent with the firm’s forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 50 percent. A holding will be reviewed for probable sale when it reaches M&C’s target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to “add or sell.” Since the investment policy centers on positive earnings momentum within a six-month period, “add or sell” decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

     First Quadrant, L.P. (“First Quadrant”)

     First Quadrant uses a proprietary quantitative analytical model in constructing the Series’ investment portfolio to reflect the characteristics of the S&P 500 Index, the Series benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series’ portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series’ exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

     First Quadrant manages the portion of the Series’ portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant’s management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

Strategies of Sub-Advisers to the Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC (“BLM”)

     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM’s investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     Eubel Brady and Suttman Asset Management, Inc. (“EBS”)

     EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS’ strategy is a fundamental approach that attempts to choose companies traditionally classified as “value” while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K’s, and other public information. More in-depth analysis follows EBS’s initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS’s research team, that company is presented to EBS’s Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     Equity Investment Corporation (“EIC”)

     EIC invests in well-managed, structurally sound companies selling at a discount to their “true” value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as “value traps”).

     Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

     Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its “true” value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

     Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

     After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

•	The security reaches EIC’s measure of full value.

•	The position increases to more than 6% of the portfolio.

•	The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

•	A major change occurs rendering historical data invalid for determining the true value of business ownership.

•	The firm’s quality or financial strength falls below acceptable levels.

Strategies of Sub-Advisers to the Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. (“BFM”)

     Rigorous stock selection and effective risk control are the foundation of BFM’s small cap growth strategy. BFM looks at stocks from a fundamental perspective, using the speed and efficiency of quantitative techniques. The investment process ranks stocks across the dimensions typically used by fundamental investors – cash flow, earnings growth, expectations, value, technical and corporate signals – using traditional fundamental factors such as book value to price, EPS forward to price and sales momentum, as well as proprietary measures. All factors incorporated into the stock selection process have been tested for their effectiveness in predicting excess return. The process runs daily, ranking all 3,000 securities in BFM’s liquid investable universe. All buy/sell decisions are determined by these rankings, ensuring that they are based on each stock’s objective valuation.

     Sector allocation decisions are made using a proprietary, bottom-up sector model. A multifactor risk model optimizes the portfolio, weighing variables such as stock rankings, sector weights, market cap constraints and client-directed guidelines. BFM uses a variety of fundamental growth, value and quality characteristics for accurate, daily identification of growth stocks. In general, most of the stocks BFM holds will have market capitalizations of $50 million to $2 billion. The portfolio is always fully invested and broadly diversified, with strict controls over sector and market cap exposures. BFM’s proprietary trading strategy is designed to minimize total transaction costs – opportunity costs, market impact and commissions. Portfolio managers manually review all buy/sell decisions before execution. Daily analysis of completed transactions is used to monitor trade efficiency.

     Systematic Financial Management L.P. (“SFM”)

     SFM’s small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM’s small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     SFM serves as a sub-adviser to manage a portion of the Small Cap Multi-Manager Series on a day-to-day basis. In choosing investments for the Small Cap Multi-Manager Series, SFM invests in companies that possess strong cash flow characteristics, have low levels of debt and which it believes are undervalued relative to a company’s ability to generate cash flows.

     SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates,

market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential Series companies.

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a fund. Further information about investment risks is available in our Statement of Additional Information (“SAI”):

•	Allocation Risk: A Cap Fund’s investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Cap Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Cap Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for a Cap Fund, but there is no guarantee that the investment adviser’s allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

•	Underlying Series Risks. Because each fund invests all of its assets in one or more Series, the risks associated with investing in a fund are closely related to the risks associated with the securities and other investments held by the Series in which a fund invests. The ability of a fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A fund’s net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

With respect to the Cap Funds, the extent to which the investment performance and risks associated with a Cap Fund correlate to those of a particular Series will depend upon the extent to which a Cap Fund’s assets are invested in a Series. To the extent a Cap Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

     The following principal risks are associated with investments in a Series and, indirectly, with your investment in a fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series’ performance.

•	Derivatives Risk: Some Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

•	IPO Risk: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series’ portfolio as the Series’ assets increase (and thus have a more limited effect on performance).

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small/Mid Cap Risk: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

MANAGEMENT OF THE FUND

     The Board of Trustees of WT Mutual Fund (the “WT Fund”) has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Cap Funds, the Multi-Manager Series, and the Quantitative Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Strategic Funds’, the Quantitative Series’, and the Multi-Manager Series’ investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series’ assets among sub-advisers and oversees the sub-advisers’ investment activities. As of September 30, 2004, RSMC had $4.7 billion assets under management.

     No fund pays an advisory fee to RSMC. The funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series’ average daily net assets:

Large Cap Quantitative Series	0.52%
Mid Cap Quantitative Series	0.51%
Small Cap Quantitative Series	0.43%
Large Cap Multi-Manager Series	0.74%
Mid Cap Multi-Manager Series	0.76%
Small Cap Multi-Manager Series	0.90%

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

     The management of the Cap Fund and the Series is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

Sub-Adviser –Quantitative Series

     Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA’s stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $8.04 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

Sub-Advisers – Large Cap Multi-Manager Series

     Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $6.5 billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

     Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly — owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $28.16 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a B.S. and B.A. from the University of Florida.

     First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $19.47 billion. With respect to the portion of the Large Cap Multi-Manager Series’ assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

     Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant’s predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Sub-Advisers – Mid Cap Multi-Manager Series

     Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $1.29 billion.

     Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. (“CJL”). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

     Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $4.56 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

     Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $333.8 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC’s mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

Sub-Advisers – Small Cap Multi-Manager Series

     Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to corporations, pension plans, mutual funds and trusts. As of September 30, 2004, BFM had assets under management of approximately $11.6 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm’s business operations, with overall responsibility for all major investment management decisions, and spends a significant portion of his time directing BFM’s US investment strategies. Mr. Elcock joined BFM in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, he assumed additional senior management responsibilities as Deputy Chief Executive Officer. Mr. Elcock was named Chief Executive Officer in 2002.

     Mr. Elcock leads the BFM investment team that sub-advises the Small Cap Multi-Manager Series.

     Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $6.3 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

CAP FUNDS’ UNDERLYING SERIES EXPENSES

     The Cap Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However,

the Cap Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Cap Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

	Large Cap	Large Cap	Mid Cap	Mid Cap	Small Cap	Small Cap
	Quantitative	Multi-Manager	Quantitative	Multi-Manager	Quantitative	Multi-Manager
Management fees	0.64%[1]	0.94%[2]	0.65%[1]	0.92%[3]	0.64%[1]	1.15%[4]
Other expenses	0.41%	0.30%	0.71%	0.35%	0.62%	0.43%
Total Annual Operating Expenses[5]	1.05%	1.24%	1.36%	1.28%	1.26%	1.58%
Fees Waived and Expenses Reimbursed	(0.12)%	(0.20)%	(0.14)%	(0.16)%	(0.22)%	(0.23)%
Net Annual Operating Expenses[5]	0.93%	1.04%	1.22%	1.12%	1.04%	1.35%

[1]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

[2]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

[3]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

[4]	The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

[5]	RSMC has contractually agreed to waive a portion of certain Series’ advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Large Cap Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Mid Cap Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Small Cap Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services
Investment Adviser		Transfer Agent

Rodney Square Management Corp.		PFPC Inc.
1100 North Market Street		760 Moore Road
Wilmington, DE 19890		King of Prussia, PA 19406

Manages the investment activities of the Funds and each Series.		Handles certain shareholder services, including record keeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Wilmington Large Cap Strategic
Allocation Fund
Wilmington Mid Cap Strategic
Allocation Fund
Wilmington Small Cap Strategic
Allocation Fund

Fund		Asset
Operations		Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund’s NAV and distributions.		Holds each Fund’s and Series’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s and Series’ NAV per share.

Distribution

Distributor

Professional Funds Distributor, LLC

760 Moore Road
King of Prussia, PA 19406

Distributes the Funds’ shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value (“NAV”) per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by the transfer agent. Shares will only be priced on business days.

PURCHASE OF SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares is $1,000. Additional investments in a fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of a fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

     Any purchase order may be rejected if a fund determines that accepting the order would not be in its or its shareholders best interest.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading “EXCHANGE OF SHARES” below). This fee is paid directly to the respective fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See

“EXCHANGE OF SHARES” for additional information regarding the exchange of shares of a Wilmington Portfolio.

     Market Timing: The funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A fund may restrict or refuse purchase or exchange orders by market timers or by those persons the fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a fund. There is no guarantee that the funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:	Overnight mail:

Wilmington Strategic Allocation Funds	Wilmington Strategic Allocation Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

     If shares to be redeemed represent a recent investment made by check, the funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your investment in a fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in a fund for Service Shares of the following funds (“Wilmington Portfolios”):

Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington Prime Money Market Portfolio
Wilmington U.S. Government Portfolio
Wilmington Tax-Exempt Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “REDEMPTION OF SHARES” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of a fund are declared and paid quarterly to you. Any net capital gain realized by a fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as a fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a fund may invest in securities that earn interest exempt from Federal income tax, the funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

     The Board of Trustees has adopted a shareholder service plan authorizing each fund to pay shareholder service providers an annual fee not exceeding 0.25% of the fund’s average daily net assets of its Service Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the fund’s Service Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Service Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the funds, will pay its proportionate share of the Series’ expenses.

     For reasons relating to costs or a change in investment goal, among others, a fund could invest in another Series or decide to manage its assets itself. No fund is currently contemplating such a move.

SHARE CLASSES

     The Cap Funds issue Institutional, Investor and Service Shares. Each class of shares bears a pro rata portion of a fund’s common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund’s investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR “NAV”:

NAV	=	Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the funds’ performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the funds may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 336-9970
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for WT Mutual Fund is 811-08648.

This prospectus gives vital information about the CRM Small Cap Value Fund, the CRM Small/Mid Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2004

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP
VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Institutional Shares

FUND DESCRIPTIONS
CRM SMALL CAP VALUE FUND
CRM SMALL/ MID CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Institutional Shares

SUMMARY

Investment Objectives	• The Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each seek to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	Each Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that a Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.
• The Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.
• The Small/ Mid Cap Value Fund invests all of its assets in the Small/ Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with a market capitalization at the time of purchase of between $200 million and $7 billion and are publicly traded on a U.S. securities market. The Small/ Mid Cap Value Series may also purchase equity securities issued by companies whose market capitalization falls within the capitalization range of recognized small cap or mid cap indices.
• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or

2

equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.
• The Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Funds are subject to the risks summarized below and further described under “Additional Risk Information.”
• It is possible to lose money by investing in a Fund. There is no guarantee that the securities that a Series holds will increase in value.
• A Fund’s share price will fluctuate in response to changes in the market value of a Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
• Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.
• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Institutional Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, and the Russell 2000 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Small Cap Value Fund, for the period prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.28%

Best Quarter	Worst Quarter

27.38% (June 30, 2003)	(19.28)% (September 30, 2002)

4

SMALL CAP VALUE FUND

Institutional Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(January 28, 1998)

Before Taxes	48.69%	15.38%	10.75%
After Taxes on Distributions(1)	48.69%	14.35%	9.92%
After Taxes on Distributions and Sales of Shares(1)	31.65%	12.91%	8.93%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	46.03%	12.28%	9.38%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	47.25%	7.13%	5.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000, small capitalization U.S. companies.

5

CRM SMALL/MID CAP VALUE FUND

The Small/ Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have performance information for a full calendar year.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Institutional Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Mid Cap Value Fund, for the period prior to November 1, 1999. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 9.11%

Best Quarter	Worst Quarter

24.87% (December 31, 2001)	(16.68)% (September 30, 2002)

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MID CAP VALUE FUND

Institutional Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(January 6, 1998)

Before Taxes	41.92%	18.10%	16.17%
After Taxes on Distributions(1)	41.86%	17.14%	15.31%
After Taxes on Distributions and Sales of Shares(1)	27.24%	15.35%	13.76%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.07%	8.73%	8.59%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	7.23%	8.63%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

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CRM LARGE CAP VALUE FUND

As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund by showing changes in the performance of the Fund’s Investor Shares from calendar year to calendar year and by showing how the Investor Share’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds— Large Cap Value Fund, for the period prior to November 1, 1999. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION*

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 4.82%

Best Quarter	Worst Quarter

17.78% (June 30, 2003)	(19.16)% (September 30, 2002)

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LARGE CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03*	1 Year	5 Years	(August 25, 1998)

Before Taxes	25.04%	(1.12)%	1.63%
After Taxes on Distributions(1)	24.93%	(1.31)%	1.41%
After Taxes on Distributions and Sales of Shares(1)	16.27%	(1.07)%	1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	30.03%	3.56%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)	28.69%	(0.57)%	4.34%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(3)	The S&P 500 Index is the Standard and Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

*	Performance shown is not for Institutional Shares, but for Investor Shares that are not offered in this prospectus. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses.

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FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund. No sales charges or other fees are paid directly from your investment.

Institutional Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Small Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.97%
Small/ Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses(3)	0.85%
Total annual operating expenses(4)	1.60%
Fee waiver(4)	(0.35)%
Net expenses(4)	1.25%
Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Other expenses	0.26%
Total annual operating expenses(2)	1.01%
Large Cap Value Fund
Management fees	0.55%
Distribution (12b-1) fees	None
Other expenses	1.17%
Total annual operating expenses(2)(5)	1.72%
Fee waiver(2)(5)	(0.48)%
Net expenses(2)(5)	1.24%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.25% of average net assets.

(3)	Other expenses are based on estimated amounts for the current fiscal year.

(4)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.25% of average net assets.

(5)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.44% for the fiscal year ended June 30, 2004. The remaining 0.04% of the Fee Waiver was waived by the investment adviser pursuant to its contractual obligation (see footnote 2 above).

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EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	each Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Institutional Shares

	1 Year	3 Years	5 Years	10 Years

Small Cap Value Fund	$99	$309	$536	$1,190
Small/ Mid Cap Value Fund	$127	$397	N/A	N/A
Mid Cap Value Fund	$103	$322	$558	$1,236
Large Cap Value Fund	$126	$393	$683	$1,753

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Institutional Shares of a Fund.

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INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund, CRM Small/ Mid Cap Value Fund, and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. The investment objectives of the CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund may not be changed without shareholder approval. The investment objective of CRM Small/ Mid Cap Value Fund may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Small Cap Value Fund invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index (“small cap company”);

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

•	warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $88 million to $2.1 billion.

The CRM Small/ Mid Cap Value Fund invests its assets in the Small/ Mid Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between $200 million and $7 billion and are publicly traded on a U.S. securities market (or whose market capitalization falls within the capitalization range of recognized small cap and mid cap indices);

•	securities convertible into common stock (such as convertible preferred stock and convertible bonds); and

•	warrants.

The Small/ Mid Cap Value Series is a diversified portfolio of U.S. equity or equity related securities of small and mid cap companies that are deemed by the investment adviser to be undervalued as compared to such companies’ profitability potential.

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The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

The CRM Large Cap Value Fund invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

•	options on indices of the common stock of large cap companies;

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

•	options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $525 million to $354.4 billion.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series’ primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

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Value Investing. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series’ investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

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By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and a Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Large Cap Value and Small Cap Value Series’ turnover rate is expected to be less than 100%. Under normal market conditions, the Small/ Mid Cap Value and Mid Cap Value Series’ annual turnover rate is expected to be less than 125% and 150%, respectively.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which a Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

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•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/ Feeder Risk: While the master/ feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small and Mid Cap Risk: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that a Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of a Fund for the past 5 fiscal years or since inception, if shorter. The Small/ Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have financial highlights to include in this prospectus. The Institutional Shares of the CRM Large Cap Value Fund have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the Institutional Shares’ Annual Report, which is available, without charge, upon request.

	For the Fiscal Years Ended June 30,

	2004	2003	2002	2001	2000†

MID CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$17.70	$17.93	$18.19	$13.25	$11.13

Investment Operations:
Net investment income	0.03 (a)	0.04 (a)	— (a)	0.09	0.05
Net realized and unrealized gain (loss) on investments	6.26	(0.19)	0.92	5.48	2.09

Total from investment operations	6.29	(0.15)	0.92	5.57	2.14

Distributions to Shareholders:
From net investment income	(0.02)	—	(0.03)	(0.06)	(0.02)
From net realized gain on investments	—	(0.08)	(1.15)	(0.57)	—

Total Distributions to Shareholders	(0.02)	(0.08)	(1.18)	(0.63)	(0.02)

Net Asset Value—End of Year	$23.97	$17.70	$17.93	$18.19	$13.25

Total Return	35.58%	(0.78)%	5.04%	42.88%	19.30%
Ratios/ Supplemental Data(b)
Ratios to Average Net Assets:
Expenses, including reimbursement/waiver	1.01%	1.12%	1.14%	1.15%	1.15%
Expenses, excluding reimbursement/waiver	1.01%	1.12%	1.16%	1.53%	2.20%
Net Investment income, including reimbursement/ waiver	0.16%	0.29%	0.03%	0.66%	0.44%
Portfolio turnover rate	152%	142%	143%	163%	274%
Net assets at end of period (000’s omitted)	$337,365	$125,891	$94,391	$38,823	$18,573

†	Effective November 1, 1999, The CRM Funds—Mid Cap Value (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment income per share was calculated using average shares outstanding method.
(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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	For the Fiscal Years Ended June 30,

	2004		2003		2002	2001	2000†

SMALL CAP VALUE FUND—Institutional Shares
Net Asset Value—Beginning of Year	$20.24		$21.42		$22.29	$16.49	$15.11

Investment Operations:
Net investment income (loss)	(0.08	)(a)	(0.03	)(a)	0.04	0.16	(0.09)
Net realized and unrealized gain (loss) on investments	6.87		(0.51)		0.67	6.47	1.47

Total from investment operations	6.79		(0.54)		0.71	6.63	1.38

Distributions to Shareholders:
From net investment income	—		(0.02)		(0.10)	(0.02)	—
From net realized gain on investments	—		(0.62)		(1.48)	(0.81)	—

Total Distributions to Shareholders	—		(0.64)		(1.58)	(0.83)	—

Net Asset Value—End of Year	$27.03		$20.24		$21.42	$22.29	$16.49

Total Return	33.55%		(1.98)%		3.43%	41.88%	9.13%
Ratios/ Supplemental Data
Ratios to average net assets:(b)
Expenses	0.97%		1.02%		1.00%	1.02%	1.09%
Net Investment income (loss), including reimbursement/waiver	(0.32)%		(0.15)%		0.22%	0.92%	(0.56)%
Portfolio turnover rate	77%		74%		61%	90%	96%
Net assets at end of year (000’s omitted)	$361,660		$197,955		$198,131	$163,285	$104,562

†	Effective November 1, 1999, The CRM Funds—Small Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment loss per share was calculated using average shares outstanding method.
(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Small Cap Value Series (“the Series”) and the portfolio turnover reflects the investment activity of the Series.

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MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51% as a percentage of average daily net assets, for the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, respectively. The Small/ Mid Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

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PORTFOLIO MANAGEMENT

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Starr are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series; and David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a co-founder, the Chief Executive Officer and the President of CRM with over 35 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s InterCapital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an M.B.A. from Columbia University Business School.

Jay B. Abramson is an Executive Vice President and the Director of Research at CRM. Mr. Abramson joined CRM in 1985 and has the overall responsibility for our investment research team. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively.

James P. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business.

Kevin M. Chin is a Vice President at CRM. He joined CRM in 1989, and is a senior research analyst responsible for investment research and portfolio management. Formerly, Mr. Chin was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. His primary role at CRM is as a senior research analyst in our investment research group. For the previous eight years, Mr. Rewey was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a B.A. from the Carroll School of Management, Boston College and an M.B.A. from Fuqua School of Business, Duke University.

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Adam L. Starr joined CRM in 1999 and is a Vice President. His primary role is as a senior research analyst and portfolio manager in our investment group. Prior to joining CRM, he was a partner and portfolio manager at Weiss, Peck & Greer, LLC. Previously he was an analyst and portfolio manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a B.A. from Clark University and an M.B.A. from Columbia University.

Carl D. Brown joined CRM in 1999 and is a Vice President. Carl’s primary role is as a research analyst in our investment group. Previously, Mr. Brown was a tax consultant and CPA at KPMG Peat Marwick. He earned a B.A. from the University of Pennsylvania and an M.B.A. from New York University’s Stern School of Business.

Brendan J. Hartman joined CRM in 2001 and is a Vice President. Brendan’s primary role is as a senior research analyst in our investment group. Prior to joining CRM, Mr. Hartman was a research analyst at Donaldson, Lufkin & Jenrette and Salomon Brothers. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel. He earned a B.A. from Lehigh University and an M.B.A. from New York University’s Stern School of Business.

Terry Lally, CFA joined CRM in 2000 and is a Vice President. Terry’s primary role is as a senior research analyst in our investment group. Previously, Mr. Lally spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance, and equity trading. Terry earned a B.B.A. from the University of Notre Dame and an M.B.A. from Harvard University.

Michael J. Caputo joined CRM in September 2002 as a research analyst. Prior to CRM, he was a Vice President in Corporate Finance at Morgan Stanley. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo has earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

David A. Tillson joined CRM as a Senior Vice President and President of CRM’s Private Client Group in October 2002. Prior to joining CRM, Mr. Tillson served as a Managing Director for U.S. Trust Company of New York. At U.S. Trust, he served as Head of Personal Investments in New York, responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. Mr. Tillson received his B.A. from Brown University and his M.B.A from the Stern School of Business at New York University.

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SERVICE PROVIDERS

The chart below provides information on the Funds’ and the Series’ primary service providers.

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SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

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PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund’s Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company
c/o PNC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-1282-2896
Attention: CRM Funds

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Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no

25

guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee”. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

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Small Accounts: If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of a Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000,000 for Institutional Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

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TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

The CRM Small Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund, each issue Investor, Institutional and Retail Share classes. The CRM Small/Mid Cap Value Fund issues Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $1,000 or more may purchase Retail Shares (except for the CRM Small/Mid Cap Value Fund). Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

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GLOSSARY

CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer’s underlying profitability, or rather a company’s stock price does not reflect the value of the company.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

This prospectus gives vital information about the CRM Small Cap Value Fund, the CRM Small/Mid Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2004

CRM SMALL CAP

VALUE FUND
CRM SMALL/MID CAP
VALUE FUND
CRM MID CAP
VALUE FUND
CRM LARGE CAP
VALUE FUND

Investor Shares

FUND DESCRIPTIONS
CRM SMALL CAP VALUE FUND
CRM SMALL/MID CAP VALUE FUND
CRM MID CAP VALUE FUND
CRM LARGE CAP VALUE FUND

Investor Shares

SUMMARY

Investment Objectives	• The Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each seek to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	Each Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that a Fund does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. Each Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.
• The Small Cap Value Fund invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index (“small cap companies”) and are publicly traded on a U.S. securities market.
• The Small/Mid Cap Value Fund invests all of its assets in the Small/Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with a market capitalization at the time of purchase of between $200 million and $7 billion and are publicly traded on a U.S. securities market. The Small/Mid Cap Value Series may also purchase equity securities issued by companies whose market capitalization falls within the capitalization range of recognized small cap or mid cap indices.

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• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.
• The Large Cap Value Fund invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index (“large cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Funds are subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
• It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series holds will increase in value.
• A Fund’s share price will fluctuate in response to changes in the market value of a Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
• Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.
• The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

3

PERFORMANCE INFORMATION
CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index and the Russell 2000 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Small Cap Value Fund, for periods prior to November 1, 1999. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 4.10%

Best Quarter	Worst Quarter

27.30% (June 30, 2003)	(22.80)% (September 30, 1998)

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SMALL CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(October 1, 1995)

Before Taxes	48.33%	15.07%	15.20%
After Taxes on Distributions(1)	48.33%	14.03%	14.19%
After Taxes on Distributions and Sales of Shares(1)	31.41%	12.63%	13.03%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	46.03%	12.28%	13.03%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)	47.25%	7.13%	8.78%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell 2000 Index is an unmanaged, capitalization weighted index of 2000, small capitalization U.S. companies.

5

CRM SMALL/MID CAP VALUE FUND

The Small/Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have performance information for a full calendar year.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: 8.91%

Best Quarter	Worst Quarter

24.81% (December 31, 2001)	(16.75)% (September 30, 2002)

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MID CAP VALUE FUND

Investor Shares

		Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	(September 20, 2000)

Before Taxes	41.60%	15.86%
After Taxes on Distributions(1)	41.54%	14.45%
After Taxes on Distributions and Sales of Shares(1)	27.04%	12.82%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.06%	10.84%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	2.05%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

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CRM LARGE CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund’s Investor Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the S&P 500 Index, broad based measures of market performance. This performance information includes performance of the Fund’s predecessor, the CRM Funds—Large Cap Value Fund, for the period prior to November 1, 1999. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 4.82%

Best Quarter	Worst Quarter

17.78% (June 30, 2003)	(19.16)% (September 30, 2002)

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LARGE CAP VALUE FUND

Investor Shares

			Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	5 Years	(August 25, 1995)

Before Taxes	25.04%	(1.12)%	1.63%
After Taxes on Distributions(1)	24.93%	(1.31)%	1.41%
After Taxes on Distributions and Sales of Shares(1)	16.27%	(1.07)%	1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)	30.03%	3.56%	7.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)	28.69%	(0.57)%	4.34%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable equity market.

(3)	The S&P 500 Index is the Standard and Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

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FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Fund. No sales charges or other fees are paid directly from your investment.

Investor Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Small Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	0.22%
Total annual operating expenses(2)	1.22%
Small/Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder Servicing Fees	0.25%
Other Expenses(3)	0.85%
Total annual operating expenses(4)	1.85%
Fee Waiver(4)	(0.35)%
Net Expenses(4)	1.50%
Mid Cap Value Fund
Management fees	0.75%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	0.28%
Total annual operating expenses(2)	1.28%
Large Cap Value Fund
Management fees	0.55%
Distribution (12b-1) fees	None
Shareholder service fees	0.25%
Other expenses	1.17%
Total annual operating expenses(2),(5)	1.97%
Fee waiver(2),(5)	(0.48)%
Net expenses(2),(5)	1.49%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.50% of average net assets.

(3)	Other expenses are based on estimated amounts for the current fiscal year.

(4)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2007 and to assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.50% of average net assets.

(5)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Funds where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.44% for the fiscal year ended June 30, 2004. The remaining 0.04% of the Fee Waiver was waived by the investment adviser pursuant to its contractual obligation (see footnote 2 above).

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EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Shares of a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	each Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Investor Shares

	1 Year	3 Years	5 Years	10 Years

Small Cap Value Fund	$124	$387	$670	$1,477
Small/Mid Cap Value Fund	$153	$474	N/A	N/A
Mid Cap Value Fund	$130	$406	$702	$1,545
Large Cap Value Fund	$152	$471	$815	$2,026

The above example is for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Investor Shares of a Fund.

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INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, the CRM Mid Cap Value Fund, the CRM Small/ Mid Cap Value Fund and the CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. The investment objectives of the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund may not be changed without shareholder approval. The investment objective of the CRM Small/ Mid Cap Value Fund may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Small Cap Value Fund invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index (“small cap company”);

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

•	warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $88 million to $2.1 billion.

The CRM Small/Mid Cap Value Fund invests its assets in the Small/Mid Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

•	common and preferred stocks of companies that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, between $200 million and $7 billion and are publicly traded on a U.S. securities market (or whose market capitalization falls within the capitalization range of recognized small cap and mid cap indices);

•	securities convertible into common stock (such as convertible preferred stock and convertible bonds); and

•	warrants.

The Small/Mid Cap Value Series is a diversified portfolio of U.S. equity or equity related securities of small and mid cap companies that are deemed by the investment adviser to be undervalued as compared to such companies’ profitability potential.

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The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

The CRM Large Cap Value Fund invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value Index (“large cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

•	options on indices of the common stock of large cap companies;

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

•	options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $525 million to $354.4 billion.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series’ primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

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Value Investing. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series’ investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies that it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

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By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and a Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Large Cap Value and Small Cap Value Series’ turnover rate is expected to be less than 100%. Under normal market conditions, the Small/Mid Cap Value and Mid Cap Value Series’ annual turnover rate is expected to be less than 125% and 150%, respectively.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which a Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series’ total assets may be committed or exposed to derivative strategies.

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•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small and Mid Cap Risk: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to the CRM Large Cap Value Fund.)

•	Valuation Risk: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that a Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. The Small/Mid Cap Value Fund commenced operations on September 1, 2004 and, therefore, does not yet have financial highlights to include in this Prospectus. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements (except the Small/Mid Cap Value Fund), is included in the Investor Shares’ Annual Report, which is available, without charge, upon request.

	For the Fiscal Years Ended June 30,

	2004	2003	2002	2001	2000†

LARGE CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$9.54	$9.50	$12.60	$11.63	$12.17

Investment Operations:
Net investment income	0.05	0.04	0.01	0.03	— (a)
Net realized and unrealized gain (loss) on investments	1.46	0.01	(3.08)	0.95	(0.37)

Total from investment operations	1.51	0.05	(3.07)	0.98	(0.37)

Distributions to Shareholders:
From net investment income	(0.02)	(0.01)	(0.03)	(0.01)	— (a)
From net realized gain on investments	—	—	—	—	(0.17)

Total Distributions to Shareholders	(0.02)	(0.01)	(0.03)	(0.01)	(0.17)

Net Asset Value—End of Period	$11.03	$9.54	$9.50	$12.60	$11.63

Total Return	15.90%	0.53%	(24.42)%	8.43%	(2.85)%
Ratios/ Supplemental Data:(b)
Ratios to Average Net Assets:
Expenses, including reimbursement/waiver	1.49%	1.50%	1.50%	1.50%	1.44%
Expenses, excluding reimbursement/waiver	1.97%	2.90%	2.36%	2.28%	2.35%
Net investment income, including reimbursement/waiver	0.45%	0.49%	0.09%	0.24%	0.05%
Portfolio turnover rate	26%	87%	100%	109%	136%
Net assets at end of period (000’s omitted)	$14,635	$8,776	$6,828	$7,817	$7,941

†	Effective November 1, 1999, the CRM Funds—Large Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a)	Less than $0.01 per share.

(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Large Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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	For the Fiscal Years

	Ended June 30,					Period Ended
						June 30,
	2004		2003	2002		2001(a)

MID CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$17.57		$17.85	$18.15		$14.84

Investment Operations:
Net investment income (loss)	(.02	)(b)	0.01	(0.04	)(b)	0.07
Net realized and unrealized gain (loss) on investments	6.20		(0.21)	0.92		3.87

Total from investment operations	6.18		(0.20)	0.88		3.94

Distributions to Shareholders:
From net investment income	(0.02)		—	(0.03)		(0.06)
From net realized gain on investments	—		(0.08)	(1.15)		(0.57)

Total Distributions to Shareholders	(0.02)		(0.08)	(1.18)		(0.63)

Net Asset Value—End of Period	$23.73		$17.57	$17.85		$18.15

Total Return	35.22%		(1.07)%	4.82%		27.30	%(c)
Ratios/ Supplemental Data
Ratios to Average Net Assets:(e)
Expenses, including reimbursement/waiver	1.28%		1.37%	1.37%		1.50	%(d)
Expenses, excluding reimbursement/waiver	1.28%		1.40%	1.43%		1.88	%(d)
Net investment income (loss), including reimbursement/waiver	(0.10)%		0.04%	(0.25)%		0.31	%(d)
Portfolio turnover rate	152%		142%	143%		163%
Net assets at end of period (000’s omitted)	$136,994		$42,554	$48,086		$11,954

(a)	For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b)	The net investment loss per share was calculated using average shares outstanding method.

(c)	Not Annualized.
(d)	Annualized.
(e)	The ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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	For the Fiscal Years Ended June 30,

	2004		2003		2002		2001	2000†

SMALL CAP VALUE FUND—Investor Shares
Net Asset Value—Beginning of Period	$19.77		$21.00		$21.93		$16.26	$14.94

Investment Operations:
Net investment income (loss)	(0.14	)(a)	(0.07	)(a)	(0.01	)(a)	0.10	(0.13)
Net realized and unrealized gain (loss) on investments	6.71		(0.52)		0.66		6.40	1.45

Total from investment operations	6.57		(0.59)		0.65		6.50	1.32

Distributions to Shareholders:
From net investment income	—		(0.02)		(0.10)		(0.02)	—
From net realized gain on investments	—		(0.62)		(1.48)		(0.81)	—

Total Distributions to Shareholders	—		(0.64)		(1.58)		(0.83)	—

Net Asset Value—End of Year	$26.34		$19.77		$21.00		$21.93	$16.26

Total Return	33.23%		(2.26)%		3.21%		41.67%	8.84%
Ratios/ Supplemental Data:(b)
Ratios to Average Net Assets:
Expenses	1.22%		1.27%		1.26%		1.28%	1.42%
Net investment income (loss), including reimbursement/waiver	(0.58)%		(0.39)%		(0.05)%		0.66%	(0.88)%
Portfolio turnover rate	77%		74%		61%		90%	96%
Net assets at end of period (000’s omitted)	$282,119		$181,296		$215,820		$134,778	$69,351

†	Effective November 1, 1999, the CRM Funds—Small Cap Value Fund (“Predecessor Fund”) was merged into the WT Mutual Fund—CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)	The net investment loss per share was calculated using average shares outstanding method.

(b)	Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I—Small Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75%, 0.75% and 0.51%, as a percentage of average daily net assets, for the Small Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series, respectively. The Small/ Mid Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the average daily net assets. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

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PORTFOLIO MANAGEMENT

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Starr are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series; and David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a co-founder, the Chief Executive Officer and the President of CRM with over 35 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s InterCapital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an M.B.A. from Columbia University Business School.

Jay B. Abramson is an Executive Vice President and the Director of Research at CRM. Mr. Abramson joined CRM in 1985 and has the overall responsibility for our investment research team. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively.

James P. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business.

Kevin M. Chin is a Vice President at CRM. He joined CRM in 1989, and is a senior research analyst responsible for investment research and portfolio management. Formerly, Mr. Chin was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. His primary role at CRM is as a senior research analyst in our investment research group. For the previous eight years, Mr. Rewey was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a B.A. from the Carroll School of Management, Boston College and an M.B.A. from Fuqua School of Business, Duke University.

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Adam L. Starr joined CRM in 1999 and is a Vice President. His primary role is as a senior research analyst and portfolio manager in our investment group. Prior to joining CRM, he was a partner and portfolio manager at Weiss, Peck & Greer, LLC. Previously he was an analyst and portfolio manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a B.A. from Clark University and an M.B.A. from Columbia University.

Carl D. Brown joined CRM in 1999 and is a Vice President. Carl’s primary role is as a research analyst in our investment group. Previously, Mr. Brown was a tax consultant and CPA at KPMG Peat Marwick. He earned a B.A. from the University of Pennsylvania and an M.B.A. from New York University’s Stern School of Business.

Brendan J. Hartman joined CRM in 2001 and is a Vice President. Brendan’s primary role is as a senior research analyst in our investment group. Prior to joining CRM, Mr. Hartman was a research analyst at Donaldson, Lufkin & Jenrette and Salomon Brothers. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel. He earned a B.A. from Lehigh University and an M.B.A. from New York University’s Stern School of Business.

Terry Lally, CFA joined CRM in 2000 and is a Vice President. Terry’s primary role is as a senior research analyst in our investment group. Previously, Mr. Lally spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance, and equity trading. Terry earned a B.B.A. from the University of Notre Dame and an M.B.A. from Harvard University.

Michael J. Caputo joined CRM in September 2002 as a research analyst. Prior to CRM, he was a Vice President in Corporate Finance at Morgan Stanley. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo has earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

David A. Tillson joined CRM as a Senior Vice President and President of CRM’s Private Client Group in October 2002. Prior to joining CRM, Mr. Tillson served as a Managing Director for U.S. Trust Company of New York. At U.S. Trust, he served as Head of Personal Investments in New York, responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. Mr. Tillson received his B.A. from Brown University and his M.B.A from the Stern School of Business at New York University.

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SERVICE PROVIDERS

The chart below provides information on the Funds’ and the Series’ primary service providers.

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SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

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PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund’s Investor Shares is $2,500 ($2,000 for IRAs or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Investor Share accounts. Additional investments for the Small/ Mid Cap Value Fund may be made in any amount. The minimum additional investment for the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund accounts is $100. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to the CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

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By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

                                                                           PFPC Trust Company

                                                                           c/o PNC Bank
                                                                           Philadelphia, PA
                                                                           ABA #031-0000-53
                                                                           DDA #86-1282-2896
                                                                           Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally

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wired on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Funds are not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee”. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Funds c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Funds c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You

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may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

Small Accounts: If the value of your investment in a Fund falls below $2,500 for Investor Share accounts, ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Funds reserve the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of a Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $2,500 for Investor Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

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DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

Federal Income Taxes: As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about any payments it may receive.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund’s Investor Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Investor Shares. The Adviser may also provide services to certain accounts holding Investor Shares and receive the applicable shareholder service fee.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

The CRM Small Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Large Cap Value Fund each issue Investor, Institutional and Retail Share classes. The CRM Small/ Mid Cap Value Fund issues Investor and Institutional Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Retail Shares (except for the CRM Small/ Mid Cap Value Fund). Institutional Shares are offered

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only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

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GLOSSARY
CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to their underlying profitability, or, rather, their stock price does not reflect the value of the company.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/ Semi-Annual Reports:

These reports contain performance data and information on the Funds’ holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM LARGE CAP

VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

This prospectus gives vital information about the CRM Mid Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS

PROSPECTUS DATED NOVEMBER 1, 2004

CRM MID CAP

VALUE FUND

Retail Shares

FUND DESCRIPTION
CRM MID CAP VALUE FUND

Retail Shares

SUMMARY

Investment Objective	• The Mid Cap Value Fund seeks to achieve long-term capital appreciation.

Investment Focus	• Equity (or equity related) securities

Share Price Volatility	• High

Principal Investment Strategies	The Fund is a separate series of WT Mutual Fund and operates as a “feeder fund,” which means that the Fund does not buy individual securities directly. Instead, the Fund invests in a corresponding mutual fund or “master fund,” which in turn purchases investment securities. The Fund invests all of its assets in a master fund (“Series”), which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.
• The Mid Cap Value Fund invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index (“mid cap companies”) and are publicly traded on a U.S. securities market.

Principal Risks	The Fund is subject to the risks summarized below and further described under the heading “Additional Risk Information” in this prospectus.
• It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or that the stocks that the Series holds will increase in value.
• The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
• A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

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• Mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.
• The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategy.

Investor Profile	• Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION
CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund’s Retail Shares by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index and the Russell Midcap Index, broad based measures of market performance. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2004: 8.84%

Best Quarter	Worst Quarter

17.92% (June 30, 2003)	(2.22)% (March 31, 2003)

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MID CAP VALUE FUND

Retail Shares

		Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	(July 30, 2002)

Before Taxes	41.41%	23.97%
After Taxes on Distributions(1)	41.35%	23.85%
After Taxes on Distributions and Sales of Shares(1)	26.92%	20.45%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)	38.06%	23.24%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)	40.06%	25.50%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3)	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

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FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Retail Shares of the Fund. No sales charges or other fees are paid directly from your investment.

Retail Shares

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

Mid Cap Value Fund
Management fees	0.75%
Distribution (Rule 12b-1) fees(2)	0.15%
Shareholder Servicing Fees	0.25%
Other Expenses	0.90%
Total annual operating expenses(4)	2.05%
Fee Waiver(3),(4)	(0.64)%
Net Expenses(3),(4)	1.41%

(1)	The table above and the Example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series in which the Fund invests.

(2)	While the distribution plan provides for reimbursement of up to 0.25% of the Retail Shares Fund’s average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the Fund’s Retail Shares average net assets.

(3)	The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of the Fund to the extent that the total annual operating expenses exceed 1.65% of average net assets.

(4)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’s average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 0.64% for the Fund for the fiscal year ended June 30, 2004.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Retail Shares

Mid Cap
Value Fund

1 Year	$144
3 Years	$446
5 Years	$825
10 Years	$2,092

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future of Retail Shares of the Fund.

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INVESTMENT OBJECTIVES

The CRM Mid Cap Value Fund seeks to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM Mid Cap Value Fund invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

•	common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index (“mid cap company”) and are publicly traded on a U.S. securities market;

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

•	warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $525 million to $15.2 billion.

With respect to the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series primary investment strategies.

The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

Value Investing. Through their investment in the corresponding Series, the Fund seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer’s underlying

8

profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

The Investment Adviser’s Process. The investment adviser starts by identifying early changes in a company’s operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow—operationally, financially, managerially—when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company’s stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

•	Financial models based principally upon projected cash flows;

•	The price of a company’s stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

•	The extent of management’s ownership interest in a company; and

•	A company’s market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser’s portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies

9

held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock generally will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser’s portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

Portfolio Turnover. The frequency of transactions in fund shares and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders with frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund unless otherwise indicated. Further information about the Fund’s investments is available in our SAI:

•	Derivatives Risk: Some of the securities in which the Series invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series total assets may be committed or exposed to derivative strategies.

•	Foreign Company Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

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•	Master/ Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk: The risk that the Series’ investment in securities believed to be undervalued in the marketplace relative to the issuer’s underlying profitability, do not appreciate in value as anticipated.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the CRM Mid Cap Value Fund since inception. Certain information reflects financial results for a single Retail Share of the CRM Mid Cap Value Fund. The total returns in the table represents the rate that a shareholder would have earned (or lost) on an investment in the CRM Mid Cap Value Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Retail Shares’ Annual Report, which is available, without charge, upon request.

	Fiscal Year		Period Ended
	June 30,		June 30,
	2004		2003(a)

MID CAP VALUE FUND—Retail Shares
Net Asset Value—Beginning of Period	$17.64		$16.02

Investment Operations:
Net investment (loss)(b)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gain on investments	6.22		1.72

Total from investment operations	6.17		1.70

Distributions to Shareholders:
From net investment income	(0.02)		—
From net realized gain on investments	—		(0.08)

Total distributions to shareholders	(0.02)		(0.08)

Net Asset Value—End of Period	$23.79		$17.64

Total Return	35.02%		10.67	%(d)
Ratios/ Supplemental Data
Ratios to average net assets:(e)
Expenses, including reimbursement/waiver	1.41%		1.50	%(c)
Expenses, excluding reimbursement/waiver	2.05%		6.57	%(c)
Net investment loss, including reimbursement/waiver	(0.22)%		(0.14)	%(c)
Portfolio turnover rate	152%		142	%(d)
Net assets at end of period (000’s omitted)	$5,328		$777

(a)	For the period July 30, 2002 (inception of Retail Share class) through June 30, 2003.

(b)	The net investment loss per share was calculated using average shares outstanding method.

(c)	Annualized.
(d)	Not annualized.
(e)	The ratios to average net assets include expenses allocated from the WT Investment Trust I—Mid Cap Value Series (the “Series”) and the portfolio turnover reflects the investment activity of the Series.

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MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, (“CRM” or the “Adviser”), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Mid Cap Value Series. As the Series’ investment adviser, CRM has the overall responsibility for directing the Series’ investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $5.8 billion of assets under management.

For twelve months ended June 30, 2004, CRM received investment advisory fees of 0.75% as a percentage of average daily net assets, for the Mid Cap Value Series. The Adviser may make payments to dealers, financial intermediaries or service providers out of its own resources, including revenue from the advisory fees received from the Fund. These payments may be made to compensate the recipient for marketing support services and/or shareholder service activities.

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PORTFOLIO MANAGEMENT

The day-to-day management of the Small Cap Value Series, the Small/ Mid Cap Value Series, the Mid Cap Value Series and the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, James Stoeffel and Terry Lally are leaders of the team responsible for the management of the Small Cap Value Series; Brendan Hartman and Adam Starr are leaders of the team responsible for the management of the Small/ Mid Cap Value Fund; Jay B. Abramson and Robert L. Rewey, III are leaders of the team responsible for the management of the Mid Cap Value Series; and David A. Tillson is the leader of the team responsible for the management of the Large Cap Value Series. Each team member’s business experience and educational background is as follows:

Ronald H. McGlynn is a co-founder, the Chief Executive Officer and the President of CRM with over 35 years of investment experience. Prior to founding CRM, he was a portfolio manager and an investment research analyst for Standard & Poor’s InterCapital, Chase Manhattan Bank and Oppenheimer & Company. Mr. McGlynn earned a B.A. from Williams College and an M.B.A. from Columbia University Business School.

Jay B. Abramson is an Executive Vice President and the Director of Research at CRM. Mr. Abramson joined CRM in 1985 and has the overall responsibility for our investment research team. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively.

James P. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University’s Stern School of Business.

Kevin M. Chin is a Vice President at CRM. He joined CRM in 1989, and is a senior research analyst responsible for investment research and portfolio management. Formerly, Mr. Chin was a financial analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrager with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

Robert L. Rewey III, CFA joined CRM as a Vice President in January 2003. His primary role at CRM is as a senior research analyst in our investment research group. For the previous eight years, Mr. Rewey was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a B.A. from the Carroll School of Management, Boston College and an M.B.A. from Fuqua School of Business, Duke University.

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Adam L. Starr joined CRM in 1999 and is a Vice President. His primary role is as a senior research analyst and portfolio manager in our investment group. Prior to joining CRM, he was a partner and portfolio manager at Weiss, Peck & Greer, LLC. Previously he was an analyst and portfolio manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a B.A. from Clark University and an M.B.A. from Columbia University.

Carl D. Brown joined CRM in 1999 and is a Vice President. Carl’s primary role is as a research analyst in our investment group. Previously, Mr. Brown was a tax consultant and CPA at KPMG Peat Marwick. He earned a B.A. from the University of Pennsylvania and an M.B.A. from New York University’s Stern School of Business.

Brendan J. Hartman joined CRM in 2001 and is a Vice President. Brendan’s primary role is as a senior research analyst in our investment group. Prior to joining CRM, Mr. Hartman was a research analyst at Donaldson, Lufkin & Jenrette and Salomon Brothers. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/ James Capel. He earned a B.A. from Lehigh University and an M.B.A. from New York University’s Stern School of Business.

Terry Lally, CFA joined CRM in 2000 and is a Vice President. Terry’s primary role is as a senior research analyst in our investment group. Previously, Mr. Lally spent nine years at The Prudential working in US small cap and emerging market equity analysis, corporate finance, and equity trading. Terry earned a B.B.A. from the University of Notre Dame and an M.B.A. from Harvard University.

Michael J. Caputo joined CRM in September 2002 as a research analyst. Prior to CRM, he was a Vice President in Corporate Finance at Morgan Stanley. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo has earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

David A. Tillson joined CRM as a Senior Vice President and President of CRM’s Private Client Group in October 2002. Prior to joining CRM, Mr. Tillson served as a Managing Director for U.S. Trust Company of New York. At U.S. Trust, he served as Head of Personal Investments in New York, responsible for the Wealth Management Group, Wealth Advisory and Domestic Equity Trading. Mr. Tillson received his B.A. from Brown University and his M.B.A from the Stern School of Business at New York University.

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SERVICE PROVIDERS

The chart below provides information on the Fund’s and the Series’ primary service providers.

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SHAREHOLDER INFORMATION
PRICING OF SHARES

The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will only be priced on business days.

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PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Fund’s Retail Shares is $1,000. The Fund, in its sole discretion, may waive the minimum initial amount to establish certain Retail Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution that has made contractual arrangements to offer the Fund (a “Third Party”). The policies and fees charged by a Third Party may be different than those charged by the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Mid Cap Value Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:	Overnight Mail:

CRM Mid Cap Value Fund c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Mid Cap Value Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

PFPC Trust Company
c/o PNC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-1282-2896
Attention: CRM Funds

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Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guarantee that the Fund or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

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By Mail: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

Regular Mail:	Overnight Mail:

CRM Mid Cap Value Fund c/o PFPC Inc. P.O. Box 9812 Providence, RI 02940	CRM Mid Cap Value Fund c/o PFPC Inc. 760 Moore Road King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund’s shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

Small Accounts: If the value of your investment in the Fund falls below $500 for Retail Share accounts, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account

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and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account’s market value.

Redemptions in Kind: The Fund reserves the right to make redemptions “in kind”—payments of redemption proceeds in portfolio securities rather than cash—if the amount redeemed is large enough to affect the Series’ operations (for example, if it represents more than 1% of the Series’ assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Retail Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $1,000 for Retail Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Retail Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of the Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Fund. Dividends and distributions, if any, are declared and paid annually to you. The Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

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TAXES

Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of the Fund’s net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the “Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Adviser may pay brokers, financial intermediaries or service providers an amount calculated as a percentage of assets held by customers of the recipient. Please contact your broker, financial intermediary or service provider for details about payments it may receive.

RULE 12b-1 FEES

The Retail Shares of the Fund has adopted a distribution plan under Rule 12b-1 that allows it to pay a fee to the Distributor for the sale and distribution of its Retail Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the distribution plan, the Fund will pay distribution fees to the distributor at a maximum annual rate of 0.25% of its aggregate average daily net assets attributable to its Retail Shares. While the distribution plan provides for reimbursement of up to 0.25% of the Fund’s Retail Shares average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the Fund’s Retail Shares average net assets.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of its Retail Shares, to compensate service providers who maintain a service relationship with shareholders of the Fund’s Retail Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Retail Shares.

MASTER/ FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies of scale by

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spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

The Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of the Fund are currently operational. Investors investing $1,000 or more may purchase Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $2,500 or more may purchase Retail Shares. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

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GLOSSARY
CAP:

“Cap” is short for market capitalization which refers to the market value of all of a company’s common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE or “NAV”:

NAV =	Assets—Liabilities ____________________ Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer’s underlying profitability, or rather a company’s stock price does not reflect the value of the company.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports:

These reports contain performance data and information on the Fund’s holdings and operating results for the Funds’ most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) CRM-2883
9:00 a.m. to 5:00 p.m., Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

The investment company registration number is 811-08648.

CRM MID CAP

VALUE FUND

CRM Funds

c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-CRM-2883

Web Site:

www.crmfunds.com

Roxbury Small Cap Growth Fund*

of WT Mutual Fund

Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly the Wilmington Small Cap Growth Portfolio

For information about key terms and concepts, please refer to the “Glossary.”

Roxbury Small Cap Growth Fund

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests substantially all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its master fund, the Small Cap Growth Series, have the same investment objective, policies and limitations.

	•	The Small Cap Growth Series (the “Series”) invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices.

	•	The Series may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Series may also invest in foreign securities, including American Depositary Receipts.

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Principal Risks	An investment in the Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

	•	The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

Institutional Shares of the Fund were first offered on January 2, 2003. Therefore, the Fund presently has less than a full calendar year of performance.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)1:

Management fees[2]	1.00%
Distribution (12b-1) fees	None
Other expenses	0.79%
Total Annual Operating Expenses	1.79%
Waivers/Reimbursements[3,4]	(0.10)%
Total Net Expenses[3,4]	1.69%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	The Series pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Series’ average daily net assets in excess of $2 billion.

[3]	The Adviser has a contractual obligation through January 1, 2006 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.75%.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.10% for the fiscal year ended June 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

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•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund	$172	$533	$940	$2,079

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series’ investment. As of September 30, 2004, the range of market capitalizations represented by companies in these indices was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts.

     The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their

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risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 172%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other Fund management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund

5

invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund’s interest has, and, therefore, could have effective voting control over the operation of a master fund.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

6

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge upon request.

		For the Period
	For the Fiscal Year	January 2, 2003[1]
	Ended	through
	June 30, 2004	June 30, 2003
Small Cap Growth Fund[2] – Institutional Shares
Net Asset Value – Beginning of Period	$12.76	$10.00

Investment Operations:
Net investment loss[3]	(0.25)	(0.09)
Net realized and unrealized gain on investments	4.64	2.85

Total from investment operations	4.39	2.76

Distributions:
From net realized gains	(0.40)	—

Net Asset Value – End of Period	$16.75	$12.76

Total Return	34.67%	27.60	%**
Ratios (to average net assets)/Supplemental Data:[4]
Expenses:
Including expense limitations	1.69%	1.75	%*
Excluding expense limitations	1.79%	9.13	%*
Net investment loss	(1.53)%	(1.45)	%*
Portfolio Turnover	172%	86	%**
Net assets at end of period (000 omitted)	$50,317	$8,835

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small Cap Growth Fund.

[3]	The net investment loss per share was calculated using average shares outstanding method.

[4]	The expense and net investment income (loss) ratios include expenses allocated from WT Investment Trust I – Small Cap Growth Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

7

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series’ average daily net assets.

FUND MANAGERS

     The day-to-day management of the Series is the responsibility of Roxbury’s Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

     Steve Marshman, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

     Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

8

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Boulevard, Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Small Cap Growth Fund
Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share
Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The fund reserves the right to change the criteria for eligible investors and investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund – Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

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     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

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Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund	Roxbury Mid Cap Fund

     Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

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     To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

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GLOSSARY

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

NET ASSET VALUE or “NAV:

NAV	=	Assets – Liabilities Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

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FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Small Cap Growth Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

16

ROXBURY MID CAP FUND

of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY MID CAP FUND

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

1

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the S&P Mid Cap 400 Index and the Russell Mid Cap Growth Index, which are broad measures of market performance. The performance shown is for the Class A Shares of the Fund, as the Institutional Share Class has not commenced operations as of the date of this prospectus. Returns of Institutional Shares will differ to the extent that they have different expenses. Specifically, the Class A Shares are subject to a 0.25% shareholder service fee. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter	Worst Quarter
21.14%	(21.76)%
(June 30, 2003)	(September 30, 2002)

3

Class A Shares		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(December 14, 2000)
Before Taxes	45.25%	0.83%
After Taxes on Distributions[1,2]	45.25%	0.61%
After Taxes on Distributions and Sales of Fund Shares[1,2]	29.41%	0.57%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) [3]	35.62%	4.84%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)[4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

4

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees [4]	0.75%
Distribution (12b-1) fees	None
Other expenses[2]	4.18%
Total Annual Operating Expenses	4.93%
Waivers/Reimbursements[3,5]	(3.63)%
Total Net Expenses[3,5]	1.30%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

[3]	The Adviser has a contractual obligation through November 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.30% of average net assets.

[4]	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

[5]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund	$132	$412	$713	$1,568

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

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•	options on common stock or options on stock indices

     Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $326 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

     The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 79% for the Series.

     The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

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ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

MANAGEMENT OF THE FUND

     The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

PORTFOLIO MANAGER

     Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

     Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

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SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.

Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.
WT MUTUAL FUND Roxbury Mid Cap Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

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Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of the

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Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

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     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of

14

dividends and other distributions paid that year.

     Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

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GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV	=	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

The Roxbury Mid Cap Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

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ROXBURY LARGE CAP GROWTH FUND*

of WT Mutual Fund
Institutional Shares

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

*Formerly, the Wilmington Large Cap Growth Portfolio

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY LARGE CAP GROWTH FUND

Institutional Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Fund invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series’ investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market’s average.

Principal Risks	The Fund is subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest

1

of the U.S. stock market as a whole.

	•	The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

2

PERFORMANCE INFORMATION

Roxbury Large Cap Growth Fund

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund’s historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (5.75)%

Best Quarter	Worst Quarter
41.39%	-25.62%
(December 31, 1999)	(March 31, 2001)

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Institutional Shares
Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years
Large Cap Growth Fund Return Before Taxes	26.65%	(7.15)%	5.64%
Return After Taxes on Distributions[1]	26.61%	(8.89)%	3.29%
Return After Taxes on Distributions and Sale of Shares[1]	17.32%	(5.88)%	4.43%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	29.75%	(5.12)%	9.21%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

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FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees	0.55	% [2]
Distribution (12b-1) fees	None
Other expenses	0.46%
Total Annual Operating Expenses	1.01%[3]
Fee Waivers	(0.03)%
Net Expenses	0.98%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

2 The Series pays Roxbury a monthly advisory fee at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets in excess of $2 billion.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.03% for the fiscal year ended June 30, 2004.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$100	$312	$549	$1,228

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, have a market capitalization of $5 billion or higher at the time of purchase

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	options on indices of the common stock of U.S. corporations described above

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

     The Series’ investment adviser, Roxbury Capital Management LLC (“Roxbury”), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and

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industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

     Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

     Roxbury may also invest up to 20% of the Series’ assets in mid cap growth and “special situation growth opportunities” identified by Roxbury.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 87%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Derivatives Risk: Some of the securities in which the Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

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•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund’s interest, and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

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FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available without charge upon request.

	For the Fiscal Years Ended June 30,
	2004	2003	2002	2001	20004†
Large Cap Growth Fund[5] -
Institutional Shares
Net Asset Value – Beginning of Period	$8.73	$8.70	$12.69	$33.39	$25.76

Investment Operations:
Net investment income (loss)[3]	0.01	-- [4]	-- [4]	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments	1.20	0.03	(3.99)	(10.61)	8.70

Total from investment operations	1.21	0.03	(3.99)	(10.69)	8.56

Distributions:
From net investment income	(0.01)	—	—	—	—
From net realized gains	—	—	—	(10.01)	(0.93)

Net Asset Value – End of Period	$9.93	$8.73	$8.70	$12.69	$33.39

Total Return	13.86%	0.35%	(31.44)%	(39.41)%	33.27%
Ratios (to average net assets)/ Supplemental Data:[2]
Expenses:
Including expense limitations	0.98%	0.95%	0.85%	0.76%	0.75%
Excluding expense limitations	1.01%	0.98%	0.85%	0.79%	0.77%
Net investment loss	0.08%	(0.02)%	(0.04)%	(0.37)%	(0.45)%
Portfolio turnover	87%	51%	75%	78%	111%
Net assets at end of period (000 omitted)	$49,418	$58,620	$76,892	$158,318	$277,290

[1]	Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the Series.

[2]	The expense and net investment income (loss) ratios include expenses allocated from the WT Investment Trust I – WT Large Cap Growth Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

[3]	The net investment loss per share was calculated using average shares outstanding method.

[4]	Less than $0.01 per share.

[5]	Effective May 4, 2004, the Wilmington Large Cap Growth Portfolio changed its name to the Roxbury Large Cap Growth Fund.

†	Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio (“Rodney Square Portfolio”) was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

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MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series’ average daily net assets.

PORTFOLIO MANAGEMENT TEAM

     The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury’s Portfolio Construction Committee (“PCC”). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury’s Investment Committee. All final investment decisions are made by two portfolio managers – Anthony Browne and David Kahn.

     Anthony H. Browne is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

     David C. Kahn is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

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SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.

Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Large Cap Growth Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $100,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

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Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of

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Shares” for additional information regarding the exchange of shares of the Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

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     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds (“Roxbury Funds”):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Any distributions from the Fund’s net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

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TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

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SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

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GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV =	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

     Roxbury Large Cap Growth Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 497-2960
      9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

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Roxbury Small Cap Growth Fund*

of WT Mutual Fund

Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly the Wilmington Small Cap Growth Portfolio

For information about key terms and concepts, please refer to the “Glossary.”

Roxbury Small Cap Growth Fund

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests substantially all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its master fund, the Small Cap Growth Series, have the same investment objective, policies and limitations.

	•	The Small Cap Growth Series (the “Series”) invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices.

	•	The Series may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts (“derivatives”). The Series may also invest in foreign securities, including American Depositary Receipts.

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Principal Risks	An investment in the Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

	•	The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

Investor Shares of the Fund were first offered on October 1, 2004. Therefore, the Fund presently has less than a full calendar year of performance.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee(a)	1.00%
Exchange fee(a)	1.00%

(a)	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)1:

Management fees[2]	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.79%
Total Annual Operating Expenses	2.04%
Waivers/Reimbursement[3,4]	(0.10)%
Total Net Expenses[3,4]	1.94%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	The Series pays Roxbury a monthly advisory fee at the rate of 1.00% of the Series’ first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of the Series’ average daily net assets in excess of $2 billion.

[3]	The Adviser has a contractual obligation through January 1, 2006 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 2.00%.

[4]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.10% for the fiscal year ended June 30, 2004.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund	$197	$609	$1,069	$2,343

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 and Russell 2000 Indices (“small cap companies”)

•	options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

•	options on indices of the common stock of small cap companies

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

     Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series’ investment. As of September 30, 2004, the range of market capitalizations represented by companies in these indices was between $40.0 million and $3.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations

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ranges.

     The Series may also invest in certain option and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts.

     The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase, individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 172%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

•	Small Cap Risk: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging,

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risk management, or other Fund management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may at any time be committed or exposed to derivative strategies.

•	Foreign Security Risk. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund’s interest has, and, therefore, could have effective voting control over the operation of a master fund.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

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MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series’ average daily net assets.

FUND MANAGERS

     The day-to-day management of the Series is the responsibility of Roxbury’s Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

     Steve Marshman, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company (“Columbia”) where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia’s Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

     Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

     Brian Smoluch, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

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SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Boulevard, Suite 1000 Santa Monica, CA 90401		PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series’ business and investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND Roxbury Small Cap Growth Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share

Distribution

Distributor

Professional Funds Distributor, LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund – Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

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     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of a Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

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Regular mail:	Overnight mail:
Roxbury Small Cap Growth Fund	Roxbury Small Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund	Roxbury Mid Cap Fund

     Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

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     To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

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DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund have adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Fund can charge is 0.25% of the average daily net assets of the Fund’s Investor Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

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GLOSSARY

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

NET ASSET VALUE or “NAV:

NAV =	Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

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FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by the reference.

     Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

     Roxbury Small Cap Growth Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 497-2960
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

17

ROXBURY MID CAP FUND

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

     This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY MID CAP FUND

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

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	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared with those of the S&P MidCap 400 Index and the Russell Mid Cap Growth Index, which are broad measures of market performance. The performance shown is for the Class A Shares of the Fund, as the Investor Share Class has not commenced operations as of the date of this prospectus. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter	Worst Quarter
21.14%	(21.76)%
(June 30, 2003)	(September 30, 2002)

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Class A Shares		Since Inception
Average Annual Total Returns as of December 31, 2003	1 Year	(December 14, 2000)
Before Taxes	45.25%	0.83%
After Taxes on Distributions[1,2]	45.25%	0.61%
After Taxes on Distributions and Sales of Fund Shares[1,2]	29.41%	0.57%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) [3]	35.62%	4.84%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) [4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

*	Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees [4]	0.75%
Distribution (12b-1) fees	0.25%
Other expenses[2]	4.18%
Total Annual Operating Expenses	5.18%
Waivers/Reimbursements[3,5]	(3.63)%
Total Net Expenses[3,5]	1.55%

[1]	The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

[2]	Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

[3]	The Adviser has a contractual obligation through November 1, 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.55%.

[4]	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

[5]	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

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EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund	$158	$490	$845	$1,845

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

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•	options on common stock or options on stock indices

     Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $260 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

     The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective.

     The Frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 79% for the Series.

     The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

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ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

MANAGEMENT OF THE FUND

     The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

PORTFOLIO MANAGER

     Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

     Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

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SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset Management		Shareholder Services

Investment Adviser		Transfer Agent

Roxbury Capital Management, LLC 100 Wilshire Blvd., Suite 1000 Santa Monica, CA 90401

PFPC Inc. 760 Moore Road King of Prussia, PA 19406

Manages the Series investment activities.		Handles shareholder services, including recordkeeping and statements, payment of distributions and processing of buy and sell requests.

WT MUTUAL FUND

Roxbury Mid Cap Fund

Fund Operations		Asset Safe Keeping

Administrator and Accounting Agent		Custodian

PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809		Wilmington Trust Company 1100 North Market Street Wilmington, DE 19890

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.		Holds the Fund’s assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC 760 Moore Road King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

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Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828 Providence, RI 02940	760 Moore Road King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of Shares” for additional information regarding the exchange of shares of the

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Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Mid Cap Fund	Roxbury Mid Cap Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

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     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

     You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

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TAXES

     Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund have adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Fund can charge is 0.25% of the average daily net assets of the Fund’s Investor Shares.

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their

15

assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

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GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV =	Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

     The Roxbury Mid Cap Fund
     c/o PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406
     (800) 497-2960
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

     The investment company registration number is 811-08648.

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ROXBURY LARGE CAP GROWTH FUND*

of WT Mutual Fund
Investor Shares

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

     *Formerly, the Wilmington Large Cap Growth Portfolio

For information about key terms and concepts, please refer to the “Glossary.”

ROXBURY LARGE CAP GROWTH FUND

Investor Shares

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital.

Investment Focus	•	Equity (or related) securities

Share Price Volatility	•	High

Principal Investment Strategy	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. The Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

	•	The Fund invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series’ investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market’s average.

Principal Risks	The Fund is subject to the risks summarized below which are further described under “Additional Risk Information.”

	•	It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest

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of the U.S. stock market as a whole.

	•	The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

	•	The Fund is also subject to other risks which are described under “Additional Risk Information.”

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

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PERFORMANCE INFORMATION

Roxbury Large Cap Growth Fund

     The Investor Shares of the Fund have not commenced operations as of the date of this prospectus. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expense. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund’s historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns for the Past 10 Calendar Years

Performance Years

Calendar Year-to-Date Total Return as of September 30, 2004: (5.75)%

Best Quarter 41.39% (December 31, 1999)	Worst Quarter -25.62% (March 31, 2001)

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Institutional Shares
Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years
Large Cap Growth Fund Return Before Taxes	26.65%	(7.15)%	5.64%
Return After Taxes on Distributions[1]	26.61%	(8.89)%	3.29%
Return After Taxes on Distributions and Sale of Shares[1]	17.32%	(5.88)%	4.43%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[2]	29.75%	(5.12)%	9.21%

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

4

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee*	1.00%
Exchange fee*	1.00%

* Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See “Redemption of Shares” and “Exchange of Shares” for additional information.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1:

Management fees	0.55	% [2]
Distribution (12b-1) fees	0.25%
Other expenses	0.46%
Total Annual Operating Expenses	1.26	% [3]
Fee Waivers	(0.03)%
Net Expenses	1.23%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

2 The Series pays Roxbury a monthly advisory fee at the annual rate of 0.55% of the Series’ first $1 billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% of the Series’ average daily net assets in excess of $2 billion.

3 The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $50 million through September 2007. As a percentage of average net assets these fees equaled 0.03% for the fiscal year ended June 30, 2004.

5

EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Investor Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$125	$390	$683	$1,514

     The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

     The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

•	common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ assets, have a market capitalization of $5 billion or higher at the time of purchase

•	options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

•	options on indices of the common stock of U.S. corporations described above

•	contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

     The Series’ investment adviser, Roxbury Capital Management LLC (“Roxbury”), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and

6

industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

     Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

     Roxbury may also invest up to 20% of the Series’ assets in mid cap growth and “special situation growth opportunities” identified by Roxbury.

     In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

     The frequency of fund transactions and the Series’ turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series’ shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series’ turnover rate was 87%.

     The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

•	Derivatives Risk: Some of the securities in which the Series’ invests may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

7

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Master/Feeder Risk: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund’s interest, and, therefore, could have effective voting control over the operation of a master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUND

     The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

     For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series’ average daily net assets.

PORTFOLIO MANAGEMENT TEAM

     The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury’s Portfolio Construction Committee (“PCC”). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury’s Investment Committee. All final investment decisions are made by two portfolio managers – Anthony Browne and David Kahn.

8

     Anthony H. Browne is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

     David C. Kahn is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

9

SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset		Shareholder
Management		Services

Investment Adviser		Transfer Agent

PFPC Inc.
Roxbury Capital Management, LLC		760 Moore Road
100 Wilshire Blvd., Suite 1000		King of Prussia, PA 19406
Santa Monica, CA 90401

Manages the Series investment activities.

Handles shareholder services, including
recordkeeping and statements, payment
of distributions and processing of buy
and sell requests.

WT MUTUAL FUND

Roxbury Large Cap Growth Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

Wilmington Trust Company
PFPC Inc.		1100 North Market Street
301 Bellevue Parkway		Wilmington, DE 19890
Wilmington, DE 19809

Provides facilities, equipment and personnel		Holds the Fund’s assets, settles all Fund
to carry out administrative services related to		trades and collects most of the valuation
the Fund and calculates the Fund’s NAV and		data required for calculating the Fund’s
distributions.		NAV per share.

Distribution

Distributor

Professional Funds Distributor LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

     The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $2,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

     The Fund reserves the right to change the criteria for eligible investors and investment minimums.

     By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

11

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See “Redemption Fee” below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

     Redemption Fees: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See “Exchange of

12

Shares” for additional information regarding the exchange of shares of the Roxbury Fund.

     Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

     By Mail: If you redeem your shares by mail, you should submit written instructions with a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
Roxbury Large Cap Growth Fund	Roxbury Large Cap Growth Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9828	760 Moore Road
Providence, RI 02940	King of Prussia, PA 19406

     By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     Additional Information Regarding Redemptions: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

13

     Small Accounts: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds (“Roxbury Funds”):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See “Taxes” for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder’s account of less than $500.

     Fees on Exchanges: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See “Redemption of Shares” for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund’s shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

     Any distributions from the Fund’s net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

14

TAXES

     As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund’s distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Fund’s distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

     It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     State And Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

     The Investor Shares of the Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of the Fund’s Investor Shares average daily net assets.

15

MASTER/FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

     The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

16

GLOSSARY

“CAP” or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company’s common stock.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

NET ASSET VALUE or “NAV”:

NAV = Assets – Liabilities

Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund’s portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

17

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     Annual/Semi-Annual Reports: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance for the most recently completed fiscal year or half-year.

     Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

The investment company registration number is 811-08648.

18

ROXBURY
CAPITAL MANAGEMENT,
LLC

◆  ◆  ◆  ◆

The Roxbury Mid Cap Fund

of WT Mutual Fund

PROSPECTUS DATED NOVEMBER 1, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO CERTAIN
PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET VALUE. SEE
“SALES CHARGE REDUCTIONS AND WAIVERS.”
CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

For information about key terms and concepts, please refer to the “Glossary.”

2

Roxbury Mid Cap Fund

FUND DESCRIPTION

SUMMARY

Investment Objective	•	The Roxbury Mid Cap Fund (the “Fund”) seeks superior long-term growth of capital.

Investment Focus	•	Equity securities (generally common stocks)

Share Price Volatility	•	High

Principal Investment Strategies	•	The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or “master fund,” which in turn purchases the actual stock holdings. The Fund’s master fund is the Mid Cap Series (the “Series”) of WT Investment Trust I.

	•	The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund it is actually referring to the investments of the Series.

	•	The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices.

	•	Roxbury Capital Management, LLC (the “Adviser”) purchases stocks, and in the case of foreign companies, American Depositary Receipts (“ADRs”), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market’s average rate.

Principal Risks	The Fund is subject to the risks summarized below, which are further described under “Additional Risk Information.”

	•	The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

	•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

	•	The Fund’s share price will fluctuate in response to changes in the market value of the Fund’s investments. Market value changes will result from business developments affecting an issuer as well as general market and economic conditions.

	•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

	•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

	•	The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile	•	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

1

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception, both before and after taxes, compared to those of the S&P MidCap 400 Index and the Russell Mid Cap Growth Index, which are broad measures of market performance. Returns of Class B and Class C Shares will differ to the extent that they have different expenses. As of the date of this prospectus Class B and Class C Shares have not commenced operations. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The bar chart does not reflect sales charges. If it did, returns would be less than those shown. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Annual Total Returns For The Calendar Years Since Inception

Calendar Year-to-Date Total Return as of September 30, 2004: (0.60)%

Best Quarter 21.14% (June 30, 2003)	Worst Quarter (21.76)% (September 30, 2002)

2

Class A Shares
Average Annual Total Returns as of December 31, 2003

		Since Inception
	1 Year	(December 14, 2000)
Before Taxes	37.33%	(1.02)%
After Taxes on Distributions[1,2]	37.33%	(3.72)%
After Taxes on Distributions and Sales of Fund Shares[1,2]	24.27%	(3.02)%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)[3]	35.62%	4.84%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)[4]	42.71%	-6.13%

[1]	These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

[3]	The S&P MidCap 400 Index consists of 400 domestic stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P MidCap 400 Index proportionate to its market value.

[4]	The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager’s opportunity set.

3

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant’s current expectations for your investment in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A		Class B(1)		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50	%(2)	None		None
Maximum deferred sales charge	None(3)		5.00	%(4)	1.00	%(5)
Maximum sales charge imposed on Reinvested dividends (and other distributions)	None		None		None
Redemption fee(6)	None		None		None

ANNUAL FUND OPERATING EXPENSES (7) (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management fees(8)	0.75%	0.75%	0.75%
Distribution (12b-1) fee	None	0.75%	0.75%
Shareholder Service fee	0.25%	0.25%	0.25%
Other Expenses(9)	4.18%	4.18%	4.18%

Total Annual Operating Expenses	5.18%	5.93%	5.93%
Waivers/Reimbursements(10)(11)	(3.63)%	(3.63)%	(3.63)%
Total Net Expenses(10)(11)	1.55%	2.30%	2.30%

(1)	Class B Shares convert to Class A Shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B Shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(2)	This sales charge is reduced for purchases of $50,000 and more. See “Selecting the Correct Class of Shares.”

(3)	Class A Shares are not subject to a contingent deferred sales charge (a “CDSC”); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(4)	5.00% during the first year; 4.00% during the second year; 3.00% during the third and fourth years; 2.00% during the fifth year; 1.00% during the sixth year and no deferred sales charge after the sixth year. Class B Shares automatically convert into Class A Shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.

(5)	Class C Shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.

(6)	If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

(7)	Reflects the aggregate annual operating expenses of the Fund and the Series.

(8)	The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series’ first $1 billion of average daily net assets; 0.70% of the Series’ next billion of average daily net assets; and 0.65% of the Series’ average daily net assets over $2 billion.

(9)	Since certain operating expenses of the Fund are based on its asset size and number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of “Other Expenses” and has the effect of shareholders bearing a larger percentage of operating expenses.

(10)	The Adviser has a contractual obligation through November 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.55% for Class A Shares and 2.30% for each of the Class B and Class C Shares.

4

(11)	The administrator and accounting agent has a contractual obligation to waive certain flat rate fees associated with the Fund where a Class’ average daily net assets is below $25 million through September 2007. As a percentage of average net assets these fees equaled 1.19% for the fiscal year ended June 30, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

•	you reinvested all dividends and other distributions;

•	the average annual return was 5%;

•	the Fund’s total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

•	you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A1	$699	$1,013	$1,348	$2,294
Class B (assuming no redemption)	$233	$718	$1,230	$2,448
Class B (assuming complete redemption at the end of the period)2	$733	$1,018	$1,430	$2,448
Class C (assuming no redemption)	$233	$718	$1,230	$2,636
Class C (assuming complete redemption at the end of the period)[2]	$333	$718	$1,230	$2,636

1 Assumes deduction at the time of purchase of maximum sales charge.

2 Assumes deduction at redemption of maximum deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

5

INVESTMENT OBJECTIVE

The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its net assets in the following equity (or equity-related securities):

•	common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series’ net assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices (“mid cap company”)

•	American Depositary Receipts (“ADRs”), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

•	securities convertible into mid cap companies

•	options on common stock or options on stock indices

Mid-cap companies are those whose capitalization is consistent with the capitalization ranges of the Russell Mid Cap and S&P MidCap 400 Indices at the time of the Fund’s investment. As of September 30, 2004, the range of market capitalization of companies that are in the Russell Mid Cap and S&P MidCap 400 Indices (“Indices”) was between $525 million and $15.2 billion and $260 million and $8.8 billion, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment’s market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment’s market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

6

At the time of purchase individual stock holdings may represent up to 5% of the Series’ value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (“SAI”).

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our SAI:

•	Mid Cap Risk: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

•	Market Risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Liquidity Risk: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security’s price. At times a security’s price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund’s overall value.

•	Growth Investing Risk: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

•	Derivatives Risk: Some of the Series’ investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series’ investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series’ total assets may be committed or exposed to derivative strategies.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

•	Foreign Security Risk: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

7

•	Master/Feeder Risk: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund’s holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

•	IPO Risk: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs often have a diminished effect on performance.

8

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Class A Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available, without charge, upon request.

				For the
				Period
	For the Fiscal Years Ended June 30,			December 14, 2001[1] through
Mid Cap Fund – Class A Shares	2004	2003	2002	June 30, 2001
Net Asset Value – Beginning of Period	$4.24	$4.32	$5.55	$5.00

Investment Operations:
Net investment loss[2]	(0.05)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.19	(0.03)	(1.08)	0.59

Total from investment operations	1.14	(0.08)	(1.14)	0.55

Distributions:
From net realized gains	—	—	(0.09)	—

Net Asset Value – End of Period	$5.38	$4.24	$4.32	$5.55

Total Return[3]	26.89%	(1.85)%	(20.82)%	11.00	%**
Ratios (to average net assets)/Supplemental Data: [4]
Expenses:
Including expense limitations	1.55%	1.55%	1.55%	1.55	%*
Excluding expense limitations	5.18%	38.22%	63.66%	228.87	%*
Net investment loss	(1.05)%	(1.07)%	(1.30)%	(1.22)	%*
Portfolio Turnover	79%	119%	116%	47	%**
Net assets at end of period (000 omitted)	$12,750	$1,037	$508	$81

*	Annualized

**	Not Annualized.

[1]	Commencement of operations.

[2]	The net investment loss per share was calculated using average shares outstanding method.

[3]	Excluding sales charge.

[4]	The expense and net investment income ratios include expenses allocated from WT Investment Trust I – Mid Cap Series (the “Series”) and the portfolio turnover reflects investment activity of the Series.

9

MANAGEMENT OF THE FUND

The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Roxbury Capital Management, LLC (“Roxbury”), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series’ investment adviser, Roxbury has overall responsibility for directing the Series’ investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $2.9 billion.

For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series’ average daily net assets.

FUND MANAGER

Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood’s participation in Roxbury’s Investment Committee provides additional access to research and investment ideas.

Mr. Lockwood, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury’s small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury’s Investment Committee. Al’s CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company’s complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

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SERVICE PROVIDERS

The following chart provides information on the Fund’s service providers.

Asset		Shareholder
Management		Services

Adviser		Transfer Agent

Roxbury Capital Management, LLC		PFPC Inc.
100 Wilshire Boulevard, Suite 1000		760 Moore Road
Santa Monica, CA 90401		King of Prussia, PA 19406

Handles shareholder services,
including recordkeeping and
statements, payment of
Manages the Series’ business and		distributions and processing of
investment activities.		buy and sell requests.

Roxbury Mid Cap Fund

Fund		Asset
Operations		Safe Keeping

Administrator and		Custodian
Accounting Agent

PFPC Inc.		Wilmington Trust Company
301 Bellevue Parkway		1100 North Market Street
Wilmington, DE 19809		Wilmington, DE 19890

Sub-Custodian

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Provides facilities, equipment and
personnel to carry out administrative		Holds the Fund’s assets, settles all
services related to the Fund and calculates		portfolio trades and collects most
the Fund’s net asset value and distributions.		of the valuation data required for
calculating the Fund’s net asset
value per share
Distribution

Distributor

Professional Funds Distributor,
LLC
760 Moore Road
King of Prussia, PA 19406

Distributes the Fund’s shares.

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SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

PFPC Inc. determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time), on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

SELECTING THE CORRECT CLASS OF SHARES

This prospectus offers Class A, Class B and Class C Shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under “Fees and Expenses” earlier in this prospectus.

Class A Shares - Initial Sales Charge

If you purchase Class A Shares, you will incur a sales charge at the time of purchase based on the dollar amount of your purchase (a “front-end load”). The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. The amount of any front-end load included in your offering price varies, depending on the amount of your investment:

	SALES CHARGE AS
	A PERCENTAGE OF	AS A PERCENTAGE
	OFFERING PRICE	OF NET ASSET VALUE
YOUR INVESTMENT:	PER SHARE	PER SHARE
$50,000 and less	5.50%	5.82%
$50,000 up to $150,000	5.00%	5.26%
$150,000 up to $250,000	4.50%	4.71%
$250,000 up to $500,000	3.50%	3.63%
$500,000 up to $1,000,000	3.00%	3.09%
Over $1,000,000	0.00%	0.00%

Sales charges also may be reduced by using the Accumulation Privilege and through a Letter of Intent described under “Sales Charge Reductions and Waivers.” Class A Shares are subject to an ongoing shareholder service fee of 0.25% of the Fund’s average net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge (“CDSC” or “back-end load”) when they are redeemed. Although some purchases may not be subject to an initial sales charge, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

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Class A Shares also will be issued upon conversion of Class B Shares, as described below under “Class B Shares.” The minimum initial investment in Class A Shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the “dealer reallowance”). The remainder is retained by the distributor and may be used either to promote the sale of the Fund’s shares or to compensate the distributor for its efforts to sell the shares of the Fund.

The Fund makes available free of charge, on the Fund’s website at www.roxcap.com, information regarding reduced sales charges for investors. This information is accessible on the Fund’s website by the use of hyperlinks in order to make this information easily accessible.

Class B Shares – Deferred Sales Charge

If you purchase Class B Shares, you will not incur a front-end sales charge at the time of purchase. However, Class B Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly.

Class B Shares are subject to a CDSC if you redeem them prior to the seventh year after purchase.

Years After	CDSC on Shares Being
Purchase	Redeemed
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
7th year	None
After the 7th year	None

Class B Shares will be automatically converted to Class A Shares, which are subject to a shareholder service fee of 0.25%, at the end of the eighth year (96th month) after purchase. Automatic conversion of Class B Shares into Class A Shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B Shares to Class A Shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B Shares also will convert automatically to Class A Shares based on the portion of purchased shares that convert. The minimum initial investment in Class B Shares is $2,000.

Class C Shares – Pay As You Go

If you purchase Class C Shares, you do not incur a sales charge at the time of purchase. However, Class C Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C Shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C Shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C Shares have no conversion feature. Accordingly, if you purchase Class C Shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C Shares. There is not a CDSC imposed on Class C Shares acquired through reinvestment of dividends or capital gains. The minimum initial investment in Class C Shares is $2,000.

The CDSC on redemptions of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the

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specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Other Classes of Shares

The Fund may offer other classes of shares, from time to time. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

•	Accumulation Privilege. When calculating the appropriate sales charge rate, the Fund will add the value of any Class A shares owned by you and your immediate family to the amount of your next investment. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Fund with your account number(s), and if applicable, the account numbers of your immediate family member(s).

•	Letter of Intent. A Letter of Intent allows you to purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. See the SAI for additional terms and conditions.

Class A Shares Net Asset Value Purchases. Class A Shares may be sold at net asset value without incurring the front-end load to:

•	Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;

•	Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

•	Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

•	“Wrap accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

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•	Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the Adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

•	Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

•	Such other persons as are determined by the Adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

CDSC Waivers. In general, the CDSC may be waived on shares you sell for the following reasons:

•	Payments through certain systematic retirement plans and other employee benefit plans;

•	Qualifying distributions from qualified retirement plans and other employee benefit plans;

•	Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 701/2 ;

•	Participation in certain fee-based programs.

Reinstatement Privilege. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

To use any of above listed waivers or privileges, please contact your financial consultant.

PURCHASE OF SHARES

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C Shares is $2,000. Additional investments in the Fund may be made in any amount.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums.

See “Sales Charge Reductions and Waivers” for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the NAV for the class of shares selected, less any applicable front-end sales loads. If your purchase order is received by the transfer agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

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It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the transfer agent at (800) 497-2960, or see our SAI.

For information on an automatic investment plan or a payroll investment plan, see our SAI.

REDEMPTION OF SHARES

You may redeem your shares by calling (800) 497-2960 and provide your account name, number and amount of redemption. Redemptions will be sent to the shareholder’s address or bank account on record.

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. “Market timing” as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

Small Accounts: If the value of your Fund accounts falls below the investment minimum, the Fund may ask you to increase your balance. If the account balance is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

For information on other ways to redeem shares, please refer to our SAI.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

16

TAXES

Federal Income Taxes: As long as the Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund’s distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Professional Funds Distributor, LLC (“Distributor”) manages the Fund’s distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, separate distribution plans with the Distributor, for the Class B and Class C Shares. Under the distribution plans, the Fund will pay distribution fees to the Distributor at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C Shares.

The distribution plans provide that the Distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the

17

distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C Shares as accrued.

The distribution fees applicable to the Class B and Class C Shares are designed to permit you to purchase Class B and Class C Shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C Shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund’s average daily net assets of the Class A, Class B and Class C Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series’ expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

18

GLOSSARY

“CAP”:

Cap or the market capitalization of a company means the value of all of the outstanding shares of the company’s common stock in the stock market

FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund’s investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders’ money and, using a professional investment manager, invests in securities like stocks and bonds.

NET ASSET VALUE or “NAV”?

NAV = Assets – Liabilities/Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

SALES CHARGES:

The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make.

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FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports: These reports contain performance data and information on holdings and operating results for the Fund’s most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides a complete technical and legal description of the Fund’s policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

The Roxbury Mid Cap Fund
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
CHANGES TO EXISTING ACCOUNTS, PURCHASING
OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.